UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Gregory F. Niland

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series®
Semi-annual report for the six months ended April 30, 2019

A balanced approach
to building and
preserving wealth
through retirement

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2019 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2019 (as supplemented to date).

	Cumulative total returns	Average annual total returns
Class A shares	1 year	5 years	10 years	Lifetime*	Expense ratio

American Funds 2060 Target Date Retirement Fund®	–1.74%	—	—	6.31%	0.76%
American Funds 2055 Target Date Retirement Fund®	–1.72	6.57%	—	9.55	0.74
American Funds 2050 Target Date Retirement Fund®	–1.71	6.57	12.26%	6.19	0.74
American Funds 2045 Target Date Retirement Fund®	–1.75	6.50	12.23	6.17	0.72
American Funds 2040 Target Date Retirement Fund®	–1.71	6.37	12.18	6.12	0.73
American Funds 2035 Target Date Retirement Fund®	–1.75	6.15	11.98	5.99	0.72
American Funds 2030 Target Date Retirement Fund®	–1.87	5.50	11.59	5.72	0.72
American Funds 2025 Target Date Retirement Fund®	–2.00	4.66	10.78	5.15	0.70
American Funds 2020 Target Date Retirement Fund®	–1.81	4.09	9.64	4.55	0.68
American Funds 2015 Target Date Retirement Fund®	–1.78	3.62	8.77	4.26	0.66
American Funds 2010 Target Date Retirement Fund®	–1.91	3.36	8.23	3.99	0.67

*	Since February 1, 2007, for all funds except 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Investment approach for American Funds Target Date Retirement Series

5	Investment portfolios

22	Financial statements

31	Notes to financial statements

56	Financial highlights

Fellow investors:

It is our pleasure to present this report for American Funds Target Date Retirement Series® for the six months ended April 30, 2019. All 11 funds rose in value, with returns ranging from 6.22% (2010 Fund) to 9.83% (2060 Fund). Among the series’ 11 funds, eight outpaced their benchmark Standard & Poor’s Target Date Through Indexes. Eight also exceeded their respective Lipper peer group measures (as shown in the table on page 2). We continue to maintain a long-term perspective regarding the series’ results — balancing investors’ need to build wealth with the need to preserve it near and during retirement. Although comparisons with indexes can provide insights, we believe a comparison of absolute returns should be accompanied by an analysis of risk to fully assess whether a target date series is meeting its objectives.

About the series

The series was created by the American Funds Portfolio Oversight Committee (the Committee), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The mix of funds focuses on growth while retirement is at a distance, and becomes more income-oriented approaching and through retirement. This gradual shift over the course of time is referred to as the “glide path.” The broadly diversified nature of the funds has helped them weather challenging market environments.

The economy

The global economy showed signs of volatility over the first half of the series’ fiscal year. This followed a downturn that began immediately before this reporting period, which was mentioned in our previous report. We believe that downturn was driven primarily by worries about the U.S. Federal Reserve’s (the Fed’s) shrinking balance sheet. The concern was that the Fed seemed disinclined to acknowledge the downside risk created by its tightening monetary policy.

We consider the six-month reporting period to be composed of two distinct phases: the first consisting of the end of 2018, and the second consisting of the first four months of this year. The first half of the reporting period saw the emergence of weaker data in the U.S., with consumer spending dropping by 0.6% in December and real gross domestic product for 2018 reported at an annual rate of just 2.2%. In conjunction with this, signs of soft data in Europe and a loss of business confidence in China due to the trade dispute with the U.S. seemed even more worrying, and stocks declined sharply at year-end.

Market sentiment dramatically improved in January. This recovery was confirmed when the Fed signaled it would hold off on further interest rate increases. So far this year we’ve seen a strong recovery, which has continued steadily across risky asset markets — mostly equity markets, but also credit, high-yield and emerging markets. A more dovish monetary policy stance in Europe and stimulus in China also helped to boost global markets as central bankers around the world acknowledged the impact of slowing global economic growth. This recovery was most pronounced in January.

American Funds Target Date Retirement Series	1

The stock market

Global stocks declined sharply in the fourth quarter of 2018 amid tightening U.S. monetary policy and deteriorating trade relations between the U.S. and China. The sustained selloff in higher risk asset markets was especially pronounced in December, leaving most equity markets with double-digit losses in dollar terms for the fourth quarter and full calendar year. Signs of slowing global economic growth pressured stocks as companies strained under the weight of rising tariffs and threats of further retaliation, culminating in the worst quarterly returns since 2011. However, in the second phase of the reporting period, starting in January 2019, global stocks rallied with the shifts in monetary policy and signs of progress in U.S.-China trade negotiations.

Technology stocks led markets higher amid the strongest first-quarter rally in more than two decades. Economically sensitive sectors, including energy and industrials, advanced as investors reset expectations for interest rates and the global trade environment.

European stocks followed the U.S. stock market, with a steep decline at year-end followed by a rally starting in January. Complicating matters has been the continued uncertainty around Brexit, the U.K.’s impending departure from the European Union. Still, U.K. stocks finished the first quarter with a 9% gain, lagging the overall market, and the British pound rose 2% against the dollar.

The bond market

U.S. Treasury bonds rallied as investors gravitated to safe-haven assets. This is common when riskier assets sell off. Investment-grade bonds (rated BBB/Baa and above) advanced as top officials at the Fed and the European Central Bank signaled that interest rates likely will remain low for the balance of the year, given disappointing economic data and low inflation in several key regions. The yield on Germany’s benchmark 10-year bond moved into negative territory.

Results for the series

Over their respective lifetimes, eight of the 11 funds beat their S&P benchmarks, while all funds outpaced their Lipper peer averages. Over the six-month period, the equity-income and growth-and-income funds that are featured more prominently in the vintages closer to retirement generally lagged their benchmarks. In contrast, the growth equity funds – which are emphasized further from retirement – outpaced their benchmarks, including The Growth Fund of America®, EuroPacific Growth Fund®, New Perspective Fund® and New World Fund®. A majority of underlying bond funds also led their primary indexes, including The Bond Fund of America®, Capital World Bond Fund®, Short-Term Bond Fund of America®, Intermediate Bond Fund of America® and American Funds Inflation Linked Bond Fund®.

Moving forward

Overall, we believe there is reason for guarded optimism about the global economy despite the potential for volatility and uncertainty. U.S. economic data has been less robust over the past six months, and at this stage we expect growth to be tamer than in the recent past. We feel three recent factors temporarily propelled growth in 2018, and their effect will make the upcoming period seem slower. These were: first, a temporary fiscal stimulus proved very positive for growth in 2018; second, the dollar rallied in 2018, providing a modest tailwind due to the impact on exports; and last, interest rates increased in 2018 due to Fed tightening.

While these factors provided pockets for growth in 2018, we expect a moderate but steady growth in the upcoming period.

As always, we appreciate the trust you’ve placed in the American Funds, and look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt
President

June 12, 2019

For current information about the series, visit americanfunds.com.

2	American Funds Target Date Retirement Series

Results at a glance

For periods ended April 30, 2019, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	9.83%	6.75%	—	—	8.49%[1]
Standard & Poor’s Target Date Through 2060+ Index	8.65	6.08	—	—	7.79
Lipper Mixed-Asset Target 2055+ Funds Index	9.29	5.90	—	—	7.46
American Funds 2055 Target Date Retirement Fund	9.82	6.69	8.41%	—	10.50	[2]
Standard & Poor’s Target Date Through 2055 Index	8.58	5.93	7.73	—	10.27
Lipper Mixed-Asset Target 2055+ Funds Index	9.29	5.90	7.46	—	9.85	[3]
American Funds 2050 Target Date Retirement Fund	9.75	6.66	8.41	12.26%	6.91
Standard & Poor’s Target Date Through 2050 Index	8.59	6.01	7.75	11.99	6.21
Lipper Mixed-Asset Target 2050 Funds Index	9.12	5.80	6.95	11.50	5.22	[3]
American Funds 2045 Target Date Retirement Fund	9.74	6.56	8.33	12.21	6.88
Standard & Poor’s Target Date Through 2045 Index	8.52	5.93	7.67	11.88	6.12
Lipper Mixed-Asset Target 2045 Funds Index	9.05	5.75	7.29	11.45	5.50	[3]
American Funds 2040 Target Date Retirement Fund	9.62	6.54	8.17	12.14	6.82
Standard & Poor’s Target Date Through 2040 Index	8.44	5.97	7.56	11.81	6.14
Lipper Mixed-Asset Target 2040 Funds Index	8.81	5.72	6.94	11.12	5.24
American Funds 2035 Target Date Retirement Fund	9.37	6.51	7.93	11.95	6.68
Standard & Poor’s Target Date Through 2035 Index	8.18	5.91	7.29	11.49	6.03
Lipper Mixed-Asset Target 2035 Funds Index	8.54	5.66	6.87	10.95	5.30	[3]
American Funds 2030 Target Date Retirement Fund	8.25	6.00	7.16	11.53	6.38
Standard & Poor’s Target Date Through 2030 Index	7.93	5.88	6.91	11.07	5.89
Lipper Mixed-Asset Target 2030 Funds Index	8.01	5.64	6.20	10.31	5.03
American Funds 2025 Target Date Retirement Fund	7.55	5.78	6.21	10.72	5.79
Standard & Poor’s Target Date Through 2025 Index	7.51	5.73	6.44	10.47	5.64
Lipper Mixed-Asset Target 2025 Funds Index	7.45	5.57	5.67	9.69	4.74	[3]
American Funds 2020 Target Date Retirement Fund	6.78	5.76	5.54	9.62	5.16
Standard & Poor’s Target Date Through 2020 Index	7.09	5.56	5.90	9.73	5.33
Lipper Mixed-Asset Target 2020 Funds Index	6.90	5.24	4.94	8.83	4.70
American Funds 2015 Target Date Retirement Fund	6.50	5.57	4.99	8.83	4.86
Standard & Poor’s Target Date Through 2015 Index	6.55	5.35	5.38	8.93	5.18
Lipper Mixed-Asset Target 2015 Funds Index	6.51	5.13	4.71	7.82	4.37
American Funds 2010 Target Date Retirement Fund	6.22	5.43	4.68	8.32	4.58
Standard & Poor’s Target Date Through 2010 Index	6.34	5.28	4.78	7.99	4.92
Lipper Mixed-Asset Target 2010 Funds Index	6.38	4.96	4.31	7.35	4.34
Standard & Poor’s 500 Composite Index	9.76	13.49	11.63	15.32	8.26
MSCI All Country World Index (ACWI) ex USA	9.12	–3.23	2.83	7.75	2.40
Bloomberg Barclays U.S. Aggregate Index	5.49	5.29	2.57	3.72	4.09

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. S&P 500 source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[2]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Target Date Retirement Series	3

Investment approach for
American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 5 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2018. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Portfolio Oversight Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2019, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

4	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	3,235,535	$106,417
New Perspective Fund, Class R-6	2,390,850	106,417
The Growth Fund of America, Class R-6	2,104,761	106,417
SMALLCAP World Fund, Inc., Class R-6	1,864,658	106,416
EuroPacific Growth Fund, Class R-6	1,159,133	60,808
New World Fund, Inc., Class R-6	910,822	60,806
The New Economy Fund, Class R-6	1,319,871	60,806
		608,087

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	2,934,297	137,061
The Investment Company of America, Class R-6	3,516,740	136,660
American Mutual Fund, Class R-6	2,932,121	121,859
Fundamental Investors, Class R-6	2,003,581	121,457
Capital World Growth and Income Fund, Class R-6	2,163,259	106,238
International Growth and Income Fund, Class R-6	1,822,868	60,829
		684,104

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	2,781,106	76,008
American Funds Global Balanced Fund, Class R-6	2,327,229	76,007
		152,015

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	5,561,421	76,136

Total investment securities 100% (cost: $1,457,284,000)		1,520,342
Other assets less liabilities 0%		(525)

Net assets 100%		$1,519,817

See notes to financial statements

American Funds Target Date Retirement Series	5

American Funds 2055 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	6,020,414	$343,585
AMCAP Fund, Class R-6	10,439,378	343,351
New Perspective Fund, Class R-6	7,714,022	343,351
The Growth Fund of America, Class R-6	6,790,785	343,342
The New Economy Fund, Class R-6	4,258,309	196,181
EuroPacific Growth Fund, Class R-6	3,739,575	196,178
New World Fund, Inc., Class R-6	2,938,558	196,178
		1,962,166

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	9,471,679	442,422
The Investment Company of America, Class R-6	11,345,189	440,874
American Mutual Fund, Class R-6	9,464,725	393,354
Fundamental Investors, Class R-6	6,463,277	391,804
Capital World Growth and Income Fund, Class R-6	6,981,638	342,869
International Growth and Income Fund, Class R-6	5,877,952	196,147
		2,207,470

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	8,972,568	245,220
American Funds Global Balanced Fund, Class R-6	7,506,480	245,162
		490,382

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	17,951,082	245,750

Total investment securities 100% (cost: $4,566,042,000)		4,905,768
Other assets less liabilities 0%		(1,250)

Net assets 100%		$4,904,518

See notes to financial statements

6	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	11,543,192	$658,770
The Growth Fund of America, Class R-6	12,994,389	656,996
AMCAP Fund, Class R-6	19,946,389	656,037
New Perspective Fund, Class R-6	14,718,844	655,136
The New Economy Fund, Class R-6	8,134,717	374,767
EuroPacific Growth Fund, Class R-6	7,123,641	373,706
New World Fund, Inc., Class R-6	5,597,756	373,706
		3,749,118

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	18,115,326	846,167
The Investment Company of America, Class R-6	21,672,243	842,183
American Mutual Fund, Class R-6	18,101,687	752,306
Fundamental Investors, Class R-6	12,353,319	748,858
Capital World Growth and Income Fund, Class R-6	13,354,581	655,844
International Growth and Income Fund, Class R-6	11,258,970	375,712
		4,221,070

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	17,161,754	469,030
American Funds Global Balanced Fund, Class R-6	14,357,525	468,917
		937,947

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	34,332,756	470,015

Total investment securities 100% (cost: $8,512,590,000)		9,378,150
Other assets less liabilities 0%		(1,961)

Net assets 100%		$9,376,189

See notes to financial statements

American Funds Target Date Retirement Series	7

American Funds 2045 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	13,823,875	$788,929
The Growth Fund of America, Class R-6	15,575,602	787,502
AMCAP Fund, Class R-6	23,909,199	786,374
New Perspective Fund, Class R-6	17,599,540	783,355
The New Economy Fund, Class R-6	9,752,238	449,286
EuroPacific Growth Fund, Class R-6	8,513,271	446,606
New World Fund, Inc., Class R-6	6,689,728	446,606
		4,488,658

Growth-and-income funds 41%
Washington Mutual Investors Fund, Class R-6	19,521,034	911,827
The Investment Company of America, Class R-6	23,358,826	907,724
American Mutual Fund, Class R-6	19,234,685	799,394
Fundamental Investors, Class R-6	13,126,317	795,717
Capital World Growth and Income Fund, Class R-6	13,937,756	684,483
International Growth and Income Fund, Class R-6	13,487,583	450,081
		4,549,226

Equity-income and Balanced funds 14%
American Balanced Fund, Class R-6	24,250,239	662,759
American Funds Global Balanced Fund, Class R-6	17,192,456	561,506
The Income Fund of America, Class R-6	8,996,909	202,520
Capital Income Builder, Class R-6	3,305,660	202,472
		1,629,257

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	41,067,226	562,210

Total investment securities 100% (cost: $10,198,232,000)		11,229,351
Other assets less liabilities 0%		(2,343)

Net assets 100%		$11,227,008

See notes to financial statements

8	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,977,700	$1,083,057
The Growth Fund of America, Class R-6	21,339,303	1,078,915
AMCAP Fund, Class R-6	32,767,461	1,077,722
New Perspective Fund, Class R-6	24,157,738	1,075,261
The New Economy Fund, Class R-6	13,369,326	615,925
EuroPacific Growth Fund, Class R-6	11,678,678	612,664
New World Fund, Inc., Class R-6	9,176,214	612,604
		6,156,148

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	26,359,142	1,231,236
The Investment Company of America, Class R-6	28,102,302	1,092,055
Fundamental Investors, Class R-6	15,564,931	943,546
American Mutual Fund, Class R-6	22,570,734	938,040
Capital World Growth and Income Fund, Class R-6	15,925,375	782,095
International Growth and Income Fund, Class R-6	14,411,115	480,899
		5,467,871

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	33,811,611	924,071
American Funds Global Balanced Fund, Class R-6	27,813,889	908,402
The Income Fund of America, Class R-6	26,047,264	586,324
Capital Income Builder, Class R-6	9,571,431	586,250
		3,005,047

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	56,263,808	770,251

Total investment securities 100% (cost: $13,815,233,000)		15,399,317
Other assets less liabilities 0%		(3,146)

Net assets 100%		$15,396,171

American Funds Target Date Retirement Series	9

American Funds 2040 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2019 (000)
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	49,455,418	8,267,549	1,459,159	56,263,808	$(1,078)	$26,191	$7,899	$770,251

See notes to financial statements

10	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 35%	Shares	Value (000)
New Perspective Fund, Class R-6	27,689,600	$1,232,464
The Growth Fund of America, Class R-6	21,408,931	1,082,436
SMALLCAP World Fund, Inc., Class R-6	18,952,578	1,081,624
AMCAP Fund, Class R-6	32,815,037	1,079,287
EuroPacific Growth Fund, Class R-6	13,385,572	702,207
The New Economy Fund, Class R-6	11,985,594	552,176
New World Fund, Inc., Class R-6	8,185,582	546,469
		6,276,663

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	30,331,108	1,416,766
The Investment Company of America, Class R-6	31,833,776	1,237,061
American Mutual Fund, Class R-6	25,562,857	1,062,392
Fundamental Investors, Class R-6	17,476,591	1,059,431
Capital World Growth and Income Fund, Class R-6	17,969,070	882,461
International Growth and Income Fund, Class R-6	15,886,658	530,138
		6,188,249

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	32,469,610	1,060,457
American Balanced Fund, Class R-6	38,797,166	1,060,327
The Income Fund of America, Class R-6	31,444,300	707,811
Capital Income Builder, Class R-6	11,554,647	707,722
		3,536,317

Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	99,630,856	1,363,946
American Funds Inflation Linked Bond Fund, Class R-6	32,778,648	317,625
		1,681,571

Total investment securities 100% (cost: $16,007,225,000)		17,682,800
Other assets less liabilities 0%		(2,878)

Net assets 100%		$17,679,922

American Funds Target Date Retirement Series	11

American Funds 2035 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	28,517,153	3,952,457	—	32,469,610	$—	$66,822	$10,522	$1,060,457

Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	84,643,213	16,238,234	1,250,591	99,630,856	(761)	44,075	13,732	1,363,946
American Funds Inflation Linked Bond Fund, Class R-6	25,396,258	7,382,390	—	32,778,648	—	5,436	6,225	317,625
								1,681,571
Total 16%					$(761)	$116,333	$30,479	$2,742,028

See notes to financial statements

12	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 22%	Shares	Value (000)
New Perspective Fund, Class R-6	25,589,394	$1,138,984
The Growth Fund of America, Class R-6	18,186,174	919,493
AMCAP Fund, Class R-6	27,810,323	914,681
SMALLCAP World Fund, Inc., Class R-6	13,017,609	742,915
EuroPacific Growth Fund, Class R-6	12,596,028	660,788
New World Fund, Inc., Class R-6	4,379,143	292,352
The New Economy Fund, Class R-6	5,155,238	237,502
		4,906,715

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	37,809,962	1,766,103
The Investment Company of America, Class R-6	39,718,712	1,543,469
Fundamental Investors, Class R-6	21,921,055	1,328,855
American Mutual Fund, Class R-6	31,464,366	1,307,659
Capital World Growth and Income Fund, Class R-6	22,326,164	1,096,438
International Growth and Income Fund, Class R-6	19,814,601	661,213
		7,703,737

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	48,082,692	1,314,100
American Funds Global Balanced Fund, Class R-6	40,235,762	1,314,100
The Income Fund of America, Class R-6	38,723,056	871,656
Capital Income Builder, Class R-6	14,229,344	871,547
		4,371,403

Fixed income funds 23%
U.S. Government Securities Fund, Class R-6	114,102,869	1,562,068
American Funds Mortgage Fund, Class R-6	98,428,761	985,272
Capital World Bond Fund, Class R-6	50,102,627	984,016
American Funds Inflation Linked Bond Fund, Class R-6	85,565,649	829,131
Intermediate Bond Fund of America, Class R-6	58,647,514	785,290
		5,145,777

Total investment securities 100% (cost: $20,140,685,000)		22,127,632
Other assets less liabilities 0%		(3,471)

Net assets 100%		$22,124,161

American Funds Target Date Retirement Series	13

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	35,790,894	4,444,868	—	40,235,762	$—	$84,289	$13,275	$1,314,100

Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	104,505,582	10,519,687	922,400	114,102,869	(393)	52,817	16,477	1,562,068
American Funds Mortgage Fund, Class R-6	77,834,066	20,594,695	—	98,428,761	—	24,778	10,895	985,272
Capital World Bond Fund, Class R-6	39,600,883	10,501,744	—	50,102,627	—	29,200	11,727	984,016
American Funds Inflation Linked Bond Fund, Class R-6	70,990,951	14,574,698	—	85,565,649	—	14,415	17,456	829,131
								4,360,487
Total 26%					$(393)	$205,499	$69,830	$5,674,587

See notes to financial statements

14	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 16%	Shares	Value (000)
New Perspective Fund, Class R-6	22,063,704	$982,056
AMCAP Fund, Class R-6	23,571,898	775,280
The Growth Fund of America, Class R-6	11,977,150	605,565
EuroPacific Growth Fund, Class R-6	10,868,174	570,144
SMALLCAP World Fund, Inc., Class R-6	3,464,717	197,731
New World Fund, Inc., Class R-6	1,090,442	72,798
		3,203,574

Growth-and-income funds 30%
Washington Mutual Investors Fund, Class R-6	27,457,873	1,282,557
The Investment Company of America, Class R-6	32,176,572	1,250,381
American Mutual Fund, Class R-6	29,017,218	1,205,956
Fundamental Investors, Class R-6	17,351,370	1,051,840
Capital World Growth and Income Fund, Class R-6	20,592,766	1,011,311
International Growth and Income Fund, Class R-6	13,096,783	437,040
		6,239,085

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	37,073,045	1,210,806
American Balanced Fund, Class R-6	44,286,965	1,210,363
The Income Fund of America, Class R-6	35,756,608	804,881
Capital Income Builder, Class R-6	13,139,232	804,778
		4,030,828

Fixed income funds 34%
Intermediate Bond Fund of America, Class R-6	128,860,925	1,725,447
U.S. Government Securities Fund, Class R-6	90,376,744	1,237,257
American Funds Mortgage Fund, Class R-6	101,154,436	1,012,556
Capital World Bond Fund, Class R-6	51,486,730	1,011,199
American Funds Inflation Linked Bond Fund, Class R-6	102,167,292	990,001
The Bond Fund of America, Class R-6	70,846,409	911,085
		6,887,545

Total investment securities 100% (cost: $18,830,221,000)		20,361,032
Other assets less liabilities 0%		(4,160)

Net assets 100%		$20,356,872

American Funds Target Date Retirement Series	15

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	33,279,911	3,793,134	—	37,073,045	$—	$78,248	$12,288	$1,210,806

Fixed income funds 29%
Intermediate Bond Fund of America, Class R-6	107,777,414	21,511,341	427,830	128,860,925	40	37,824	16,769	1,725,447
U.S. Government Securities Fund, Class R-6	83,314,286	7,741,048	678,590	90,376,744	(191)	41,833	13,100	1,237,257
American Funds Mortgage Fund, Class R-6	90,681,606	10,472,830	—	101,154,436	—	27,930	12,039	1,012,556
Capital World Bond Fund, Class R-6	46,148,993	5,337,737	—	51,486,730	—	33,119	13,249	1,011,199
American Funds Inflation Linked Bond Fund, Class R-6	88,121,124	14,046,168	—	102,167,292	—	17,111	21,700	990,001
								5,976,460
Total 35%					$(151)	$236,065	$89,145	$7,187,266

See notes to financial statements

16	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 7%	Shares	Value (000)
New Perspective Fund, Class R-6	8,305,383	$369,672
AMCAP Fund, Class R-6	10,780,259	354,563
The Growth Fund of America, Class R-6	4,023,214	203,414
EuroPacific Growth Fund, Class R-6	1,282,496	67,280
		994,929

Growth-and-income funds 26%
American Mutual Fund, Class R-6	21,751,235	903,981
The Investment Company of America, Class R-6	20,375,665	791,799
Washington Mutual Investors Fund, Class R-6	16,949,218	791,698
Fundamental Investors, Class R-6	10,568,097	640,638
Capital World Growth and Income Fund, Class R-6	13,005,458	638,698
International Growth and Income Fund, Class R-6	5,276,802	176,087
		3,942,901

Equity-income and Balanced funds 24%
The Income Fund of America, Class R-6	54,624,915	1,229,607
Capital Income Builder, Class R-6	19,969,777	1,223,149
American Balanced Fund, Class R-6	23,740,283	648,822
American Funds Global Balanced Fund, Class R-6	16,357,824	534,246
		3,635,824

Fixed income funds 43%
Intermediate Bond Fund of America, Class R-6	100,242,329	1,342,245
The Bond Fund of America, Class R-6	89,195,872	1,147,059
American Funds Inflation Linked Bond Fund, Class R-6	104,493,700	1,012,544
American Funds Mortgage Fund, Class R-6	87,221,229	873,084
U.S. Government Securities Fund, Class R-6	55,665,180	762,056
Capital World Bond Fund, Class R-6	37,630,788	739,069
American High-Income Trust, Class R-6	64,798,936	664,189
		6,540,246

Total investment securities 100% (cost: $13,955,634,000)		15,113,900
Other assets less liabilities 0%		(3,516)

Net assets 100%		$15,110,384

American Funds Target Date Retirement Series	17

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Fixed income funds 31%
Intermediate Bond Fund of America, Class R-6	93,805,858	7,457,825	1,021,354	100,242,329	$(160)	$31,874	$13,994	$1,342,245
American Funds Inflation Linked Bond Fund, Class R-6	94,398,580	10,095,120	—	104,493,700	—	17,504	23,137	1,012,544
American Funds Mortgage Fund, Class R-6	81,739,786	5,899,664	418,221	87,221,229	(111)	25,008	10,695	873,084
U.S. Government Securities Fund, Class R-6	54,159,627	1,987,345	481,792	55,665,180	(255)	26,914	8,362	762,056
Capital World Bond Fund, Class R-6	35,794,331	1,836,457	—	37,630,788	—	25,423	10,091	739,069
Total 31%					$(526)	$126,723	$66,279	$4,728,998

See notes to financial statements

18	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth funds 1%	Shares	Value (000)
AMCAP Fund, Class R-6	309,972	$10,195
New Perspective Fund, Class R-6	229,049	10,195
The Growth Fund of America, Class R-6	102,135	5,165
		25,555

Growth-and-income funds 25%
American Mutual Fund, Class R-6	7,271,439	302,201
Washington Mutual Investors Fund, Class R-6	5,392,888	251,902
The Investment Company of America, Class R-6	6,463,670	251,178
Capital World Growth and Income Fund, Class R-6	4,096,658	201,187
Fundamental Investors, Class R-6	3,316,503	201,046
International Growth and Income Fund, Class R-6	1,513,261	50,498
		1,258,012

Equity-income and Balanced funds 29%
The Income Fund of America, Class R-6	26,182,550	589,369
Capital Income Builder, Class R-6	9,571,775	586,271
American Balanced Fund, Class R-6	5,742,011	156,929
American Funds Global Balanced Fund, Class R-6	4,650,604	151,889
		1,484,458

Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	33,795,587	452,523
The Bond Fund of America, Class R-6	31,272,940	402,170
American Funds Inflation Linked Bond Fund, Class R-6	36,336,936	352,105
American Funds Mortgage Fund, Class R-6	30,028,615	300,586
American High-Income Trust, Class R-6	24,888,425	255,106
U.S. Government Securities Fund, Class R-6	18,300,698	250,537
Capital World Bond Fund, Class R-6	12,718,837	249,798
		2,262,825

Total investment securities 100% (cost: $4,657,223,000)		5,030,850
Other assets less liabilities 0%		(1,003)

Net assets 100%		$5,029,847

American Funds Target Date Retirement Series	19

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	34,846,747	2,438,466	948,277	36,336,936	$(85)	$6,146	$8,482	$352,105
American Funds Mortgage Fund, Class R-6	29,393,481	1,423,762	788,628	30,028,615	(213)	9,017	3,766	300,586
Total 13%					$(298)	$15,163	$12,248	$652,691

See notes to financial statements

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2019

Growth-and-income funds 21%	Shares	Value (000)
American Mutual Fund, Class R-6	3,985,929	$165,655
Washington Mutual Investors Fund, Class R-6	2,851,938	133,214
The Investment Company of America, Class R-6	3,419,860	132,896
Capital World Growth and Income Fund, Class R-6	2,639,713	129,636
Fundamental Investors, Class R-6	1,660,398	100,653
International Growth and Income Fund, Class R-6	111,012	3,705
		665,759

Equity-income and Balanced funds 30%
The Income Fund of America, Class R-6	17,314,043	389,739
Capital Income Builder, Class R-6	6,349,750	388,922
American Balanced Fund, Class R-6	3,584,876	97,975
American Funds Global Balanced Fund, Class R-6	2,972,038	97,067
		973,703

Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	32,424,385	434,162
The Bond Fund of America, Class R-6	19,909,944	256,042
American Funds Inflation Linked Bond Fund, Class R-6	23,146,641	224,291
American Funds Mortgage Fund, Class R-6	19,103,711	191,228
American High-Income Trust, Class R-6	15,797,231	161,922
Capital World Bond Fund, Class R-6	8,107,771	159,237
Short-Term Bond Fund of America, Class R-6	14,384,313	142,692
U.S. Government Securities Fund, Class R-6	2,156,396	29,521
		1,599,095

Total investment securities 100% (cost: $3,072,740,000)		3,238,557
Other assets less liabilities 0%		(610)

Net assets 100%		$3,237,947

See notes to financial statements

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities
at April 30, 2019

	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,520,342	$4,905,768	$9,378,150	$11,229,351
Affiliated issuers	—	—	—	—
Receivables for:
Sales of investments	—	—	—	—
Sales of fund’s shares	3,918	11,967	13,996	15,431
Dividends	163	531	1,019	1,219
Total assets	1,524,423	4,918,266	9,393,165	11,246,001

Liabilities:
Payables for:
Purchases of investments	2,665	7,125	7,722	6,251
Repurchases of fund’s shares	1,544	5,314	6,902	9,820
Services provided by related parties	395	1,298	2,327	2,893
Trustees’ deferred compensation	2	11	25	29
Total liabilities	4,606	13,748	16,976	18,993
Net assets at April 30, 2019	$1,519,817	$4,904,518	$9,376,189	$11,227,008

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,404,953	$4,380,955	$8,152,518	$9,769,251
Total distributable earnings	114,864	523,563	1,223,671	1,457,757
Net assets at April 30, 2019	$1,519,817	$4,904,518	$9,376,189	$11,227,008

Investment securities, at cost:
Unaffiliated issuers	$1,457,284	$4,566,042	$8,512,590	$10,198,232
Affiliated issuers	—	—	—	—

See notes to financial statements

22	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$14,629,066	$14,940,772	$16,453,045	$13,173,766	$10,384,902	$4,378,159	$3,238,557
770,251	2,742,028	5,674,587	7,187,266	4,728,998	652,691	—
—	—	—	1,537	1,147	5,499	—
18,645	22,382	28,031	22,995	12,589	3,971	4,782
1,668	2,959	7,280	10,771	12,728	4,503	3,162
15,419,630	17,708,141	22,162,943	20,396,335	15,140,364	5,044,823	3,246,501

6,607	9,105	13,366	10,771	12,728	4,503	3,609
13,031	14,487	19,835	23,273	13,289	9,077	4,147
3,777	4,576	5,514	5,354	3,903	1,366	778
44	51	67	65	60	30	20
23,459	28,219	38,782	39,463	29,980	14,976	8,554
$15,396,171	$17,679,922	$22,124,161	$20,356,872	$15,110,384	$5,029,847	$3,237,947

$13,236,757	$15,378,441	$19,467,966	$18,297,457	$13,586,646	$4,542,667	$3,014,877
2,159,414	2,301,481	2,656,195	2,059,415	1,523,738	487,180	223,070
$15,396,171	$17,679,922	$22,124,161	$20,356,872	$15,110,384	$5,029,847	$3,237,947

$13,041,243	$13,314,084	$14,527,542	$11,693,845	$9,212,277	$4,006,827	$3,072,740
773,990	2,693,141	5,613,143	7,136,376	4,743,357	650,396	—

American Funds Target Date Retirement Series	23

Statements of assets and liabilities
at April 30, 2019

		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$185,217	$524,195	$1,028,113	$1,166,164
	Shares outstanding	14,385	27,031	66,186	73,650
	Net asset value per share	$12.88	$19.39	$15.53	$15.83
Class C:	Net assets	$29,185	$51,696	$82,977	$89,932
	Shares outstanding	2,294	2,712	5,450	5,788
	Net asset value per share	$12.72	$19.06	$15.23	$15.54
Class T:	Net assets	$12	$12	$12	$11
	Shares outstanding	1	1	1	1
	Net asset value per share	$12.90	$19.40	$15.54	$15.84
Class F-1:	Net assets	$7,362	$21,245	$31,494	$37,755
	Shares outstanding	572	1,102	2,041	2,399
	Net asset value per share	$12.88	$19.28	$15.43	$15.74
Class F-2:	Net assets	$13,644	$18,058	$38,292	$50,302
	Shares outstanding	1,056	931	2,467	3,177
	Net asset value per share	$12.92	$19.40	$15.52	$15.83
Class F-3:	Net assets	$7,061	$4,300	$7,564	$2,429
	Shares outstanding	547	221	486	153
	Net asset value per share	$12.90	$19.42	$15.55	$15.85
Class R-1:	Net assets	$990	$4,111	$12,970	$12,341
	Shares outstanding	77	217	853	795
	Net asset value per share	$12.77	$18.99	$15.21	$15.52
Class R-2:	Net assets	$123,913	$354,623	$571,024	$759,818
	Shares outstanding	9,741	18,668	37,545	49,171
	Net asset value per share	$12.72	$19.00	$15.21	$15.45
Class R-2E:	Net assets	$21,021	$62,142	$121,685	$192,767
	Shares outstanding	1,644	3,251	7,960	12,368
	Net asset value per share	$12.79	$19.11	$15.29	$15.59
Class R-3:	Net assets	$126,500	$434,136	$835,864	$968,672
	Shares outstanding	9,875	22,622	54,430	61,924
	Net asset value per share	$12.81	$19.19	$15.36	$15.64
Class R-4:	Net assets	$154,140	$587,242	$1,037,941	$1,270,971
	Shares outstanding	11,973	30,349	67,005	80,472
	Net asset value per share	$12.87	$19.35	$15.49	$15.79
Class R-5E:	Net assets	$44,806	$167,930	$320,472	$428,981
	Shares outstanding	3,478	8,688	20,700	27,196
	Net asset value per share	$12.88	$19.33	$15.48	$15.77
Class R-5:	Net assets	$46,771	$224,973	$401,776	$458,405
	Shares outstanding	3,614	11,514	25,660	28,700
	Net asset value per share	$12.94	$19.54	$15.66	$15.97
Class R-6:	Net assets	$759,195	$2,449,855	$4,886,005	$5,788,460
	Shares outstanding	58,620	125,237	313,036	363,767
	Net asset value per share	$12.95	$19.56	$15.61	$15.91

See notes to financial statements

24	American Funds Target Date Retirement Series

unaudited

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,612,978	$1,896,140	$2,504,903	$2,600,194	$2,130,354	$968,191	$545,127
103,646	124,925	170,819	190,597	168,035	83,285	49,750
$15.56	$15.18	$14.66	$13.64	$12.68	$11.62	$10.96
$114,234	$138,125	$172,057	$179,350	$137,445	$46,717	$25,531
7,476	9,261	11,948	13,385	11,021	4,077	2,362
$15.28	$14.92	$14.40	$13.40	$12.47	$11.46	$10.81
$11	$11	$11	$11	$11	$10	$10
1	1	1	1	1	1	1
$15.57	$15.18	$14.66	$13.65	$12.68	$11.62	$10.95
$64,256	$81,646	$89,100	$63,815	$48,571	$13,161	$7,191
4,154	5,409	6,120	4,710	3,854	1,139	660
$15.47	$15.09	$14.56	$13.55	$12.60	$11.56	$10.90
$65,421	$94,775	$133,827	$145,002	$105,707	$40,221	$20,480
4,207	6,247	9,133	10,640	8,349	3,464	1,872
$15.55	$15.17	$14.65	$13.63	$12.66	$11.61	$10.94
$3,278	$12,346	$9,153	$12,823	$5,187	$2,186	$2,580
210	813	624	939	409	188	235
$15.58	$15.19	$14.68	$13.66	$12.69	$11.64	$10.96
$21,569	$19,692	$30,812	$28,740	$17,664	$9,542	$2,427
1,412	1,327	2,130	2,142	1,412	834	222
$15.27	$14.84	$14.47	$13.42	$12.51	$11.44	$10.94
$953,155	$1,173,677	$1,279,313	$1,175,179	$749,206	$267,415	$113,149
62,623	79,003	89,090	87,949	60,125	23,363	10,464
$15.22	$14.86	$14.36	$13.36	$12.46	$11.45	$10.81
$196,969	$267,136	$294,588	$363,731	$202,110	$86,565	$51,711
12,851	17,894	20,397	27,094	16,193	7,567	4,791
$15.33	$14.93	$14.44	$13.42	$12.48	$11.44	$10.79
$1,325,763	$1,584,057	$2,011,471	$1,826,159	$1,331,890	$470,283	$294,456
86,062	105,483	138,575	135,232	105,947	40,767	27,058
$15.40	$15.02	$14.52	$13.50	$12.57	$11.54	$10.88
$1,683,995	$1,940,355	$2,436,982	$2,269,411	$1,700,577	$460,406	$324,091
108,494	128,193	166,584	166,742	134,371	39,664	29,630
$15.52	$15.14	$14.63	$13.61	$12.66	$11.61	$10.94
$601,682	$737,519	$957,104	$943,459	$759,756	$234,632	$124,434
38,793	48,737	65,485	69,383	60,157	20,274	11,404
$15.51	$15.13	$14.62	$13.60	$12.63	$11.57	$10.91
$597,252	$638,127	$786,139	$705,691	$526,633	$138,089	$108,894
38,068	41,715	53,190	51,347	41,248	11,804	9,882
$15.69	$15.30	$14.78	$13.74	$12.77	$11.70	$11.02
$8,155,608	$9,096,316	$11,418,701	$10,043,307	$7,395,273	$2,292,429	$1,617,866
521,656	596,905	775,709	732,815	580,949	196,715	147,262
$15.63	$15.24	$14.72	$13.71	$12.73	$11.65	$10.99

American Funds Target Date Retirement Series	25

Statements of operations
for the six months ended April 30, 2019

	2060 Fund		2055 Fund		2050 Fund		2045 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$12,824		$44,310		$86,279		$106,809
Affiliated issuers	—		—		—		—
	12,824		44,310		86,279		106,809

Fees and expenses*:
Distribution services	1,192		3,790		6,868		8,478
Transfer agent services	477		1,619		2,935		3,674
Reports to shareholders	12		41		79		96
Registration statement and prospectus	285		478		634		681
Trustees’ compensation	2		6		13		15
Auditing and legal	8		8		9		9
Custodian	6		6		6		6
Other	14		26		32		32
Total fees and expenses	1,996		5,974		10,576		12,991
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	†	—	†	—	†	—	†
Net investment income	10,828		38,336		75,703		93,818

Net realized gain and unrealized appreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(612)		(80)		(571)		(619)
Affiliated issuers	—		—		—		—
Capital gain distributions received	50,196		175,777		343,408		407,669
	49,584		175,697		342,837		407,050
Net unrealized appreciation on investments:
Unaffiliated issuers	65,630		205,959		394,185		471,127
Affiliated issuers	—		—		—		—
	65,630		205,959		394,185		471,127
Net realized gain and unrealized appreciation	115,214		381,656		737,022		878,177

Net increase in net assets resulting from operations	$126,042		$419,992		$812,725		$971,995

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

26	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund		2030 Fund	2025 Fund	2020 Fund		2015 Fund		2010 Fund

$143,932	$151,515		$178,122	$152,758	$147,292		$64,951		$48,613
7,899	30,479		69,830	89,145	66,279		12,248		—
151,831	181,994		247,952	241,903	213,571		77,199		48,613

11,213	13,502		16,540	16,122	11,925		4,435		2,415
4,871	5,865		7,172	6,942	5,167		1,888		1,038
133	153		194	181	140		49		31
757	865		968	949	628		293		252
22	25		32	30	23		8		5
11	11		12	11	11		9		8
6	6		6	6	6		6		6
34	34		39	35	28		12		12
17,047	20,461		24,963	24,276	17,928		6,700		3,767
— †	—	†	— †	— †	—	†	—	†	—	†
134,784	161,533		222,989	217,627	195,643		70,499		44,846

(372)	—		(135)	(54)	8,433		4,248		(2,195)
(1,078)	(761)		(393)	(151)	(526)		(298)		—
547,068	591,636		609,081	467,142	287,752		84,648		46,862
545,618	590,875		608,553	466,937	295,659		88,598		44,667

623,695	608,482		615,059	478,228	344,000		138,589		99,802
26,191	116,333		205,499	236,065	126,723		15,163		—
649,886	724,815		820,558	714,293	470,723		153,752		99,802
1,195,504	1,315,690		1,429,111	1,181,230	766,382		242,350		144,469
$1,330,288	$1,477,223		$1,652,100	$1,398,857	$962,025		$312,849		$189,315

American Funds Target Date Retirement Series	27

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income	$10,828	$8,793	$38,336	$38,303	$75,703	$80,459
Net realized gain	49,584	27,786	175,697	127,401	342,837	267,751
Net unrealized appreciation (depreciation)	65,630	(52,215)	205,959	(187,418)	394,185	(366,058)
Net increase (decrease) in net assets resulting from operations	126,042	(15,636)	419,992	(21,714)	812,725	(17,848)

Distributions paid to shareholders	(36,424)	(9,100)	(162,536)	(58,563)	(339,803)	(135,509)

Net capital share transactions	417,344	527,650	936,680	1,335,109	1,571,683	2,139,782

Total increase in net assets	506,962	502,914	1,194,136	1,254,832	2,044,605	1,986,425

Net assets:
Beginning of period	1,012,855	509,941	3,710,382	2,455,550	7,331,584	5,345,159
End of period	$1,519,817	$1,012,855	$4,904,518	$3,710,382	$9,376,189	$7,331,584

See notes to financial statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2019*	2018	2019*	2018	2019*	2018	2019*	2018	2019*	2018

$93,818	$102,014	$134,784	$153,923	$161,533	$182,758	$222,989	$258,901	$217,627	$256,766
407,050	324,169	545,618	452,095	590,875	492,589	608,553	547,926	466,937	430,099
471,127	(445,441)	649,886	(624,381)	724,815	(706,761)	820,558	(833,657)	714,293	(735,566)

971,995	(19,258)	1,330,288	(18,363)	1,477,223	(31,414)	1,652,100	(26,830)	1,398,857	(48,701)
(418,553)	(166,295)	(593,042)	(251,271)	(668,231)	(279,780)	(801,360)	(374,120)	(685,159)	(338,486)
1,787,366	2,531,290	2,204,017	2,976,060	2,503,154	3,864,804	2,924,888	4,459,439	2,544,794	4,364,834
2,340,808	2,345,737	2,941,263	2,706,426	3,312,146	3,553,610	3,775,628	4,058,489	3,258,492	3,977,647

8,886,200	6,540,463	12,454,908	9,748,482	14,367,776	10,814,166	18,348,533	14,290,044	17,098,380	13,120,733
$11,227,008	$8,886,200	$15,396,171	$12,454,908	$17,679,922	$14,367,776	$22,124,161	$18,348,533	$20,356,872	$17,098,380

See end of statements of changes in net assets for footnote.

American Funds Target Date Retirement Series	29

Financial statements

Statements of changes in net assets

	2020 Fund		2015 Fund		2010 Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income	$195,643	$254,255	$70,499	$102,997	$44,846	$65,827
Net realized gain	295,659	311,026	88,598	103,215	44,667	49,049
Net unrealized appreciation (depreciation)	470,723	(571,483)	153,752	(215,991)	99,802	(123,847)
Net increase (decrease) in net assets resulting from operations	962,025	(6,202)	312,849	(9,779)	189,315	(8,971)
Distributions paid to shareholders	(547,199)	(304,672)	(194,049)	(121,757)	(109,275)	(70,537)
Net capital share transactions	1,272,701	2,184,891	235,712	484,544	235,347	284,752
Total increase in net assets	1,687,527	1,874,017	354,512	353,008	315,387	205,244

Net assets:
Beginning of period	13,422,857	11,548,840	4,675,335	4,322,327	2,922,560	2,717,316
End of period	$15,110,384	$13,422,857	$5,029,847	$4,675,335	$3,237,947	$2,922,560

*	Unaudited.

See notes to financial statements

30	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds Target Date Retirement Series	31

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described on the following pages.

32	American Funds Target Date Retirement Series

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Target Date Retirement Series	33

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more

34	American Funds Target Date Retirement Series

likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Target Date Retirement Series	35

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	2060	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund	Fund
As of October 31, 2018
Undistributed ordinary income	$545	$7,225	$17,141	$26,687	$45,138	$61,981
Undistributed long-term capital gains	27,972	127,393	267,740	324,290	452,021	492,240
As of April 30, 2019
Gross unrealized appreciation on investments	61,748	337,710	861,604	1,026,744	1,578,729	1,667,036
Gross unrealized depreciation on investments	—	(335)	(2,104)	(2,877)	(5,251)	(4,676)
Net unrealized appreciation on investments	61,748	337,375	859,500	1,023,867	1,573,478	1,662,360
Cost of investments	1,458,594	4,568,393	8,518,650	10,205,484	13,825,839	16,020,441

	2030	2025	2020	2015	2010
	Fund	Fund	Fund	Fund	Fund
As of October 31, 2018
Undistributed ordinary income	$110,209	$121,328	$131,858	$55,819	$37,514
Undistributed long-term capital gains	545,654	427,388	304,057	99,475	47,803
As of April 30, 2019
Gross unrealized appreciation on investments	1,983,078	1,533,025	1,166,656	385,512	164,619
Gross unrealized depreciation on investments	(12,406)	(21,161)	(23,327)	(20,145)	(8,657)
Net unrealized appreciation on investments	1,970,672	1,511,864	1,143,329	365,367	155,962
Cost of investments	20,156,960	18,849,168	13,970,571	4,665,483	3,082,595

36	American Funds Target Date Retirement Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2060 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$998		$3,544		$4,542		$581		$742		$1,323
Class C	17		567		584		18		125		143
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	40		132		172		9		12		21
Class F-2	85		224		309		23		23		46
Class F-3	65		165		230		57		54		111
Class R-1	1		29		30		1		5		6
Class R-2	60		2,519		2,579		114		575		689
Class R-2E	58		378		436		36		60		96
Class R-3	461		2,481		2,942		266		487		753
Class R-4	785		2,831		3,616		431		547		978
Class R-5E	276		773		1,049		75		78		153
Class R-5	343		917		1,260		203		207		410
Class R-6	5,264		13,411		18,675		2,237		2,134		4,371
Total	$8,453		$27,971		$36,424		$4,051		$5,049		$9,100

2055 Fund

	Six months ended April 30, 2019				Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$3,694		$14,514	$18,208	$2,773		$5,389		$8,162
Class C	68		1,479	1,547	39		526		565
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	163		619	782	78		142		220
Class F-2	158		472	630	45		67		112
Class F-3	51		144	195	9		13		22
Class R-1	6		124	130	1		38		39
Class R-2	342		10,475	10,817	324		4,092		4,416
Class R-2E	238		1,553	1,791	154		394		548
Class R-3	2,047		12,506	14,553	1,494		4,565		6,059
Class R-4	3,818		15,136	18,954	2,560		5,056		7,616
Class R-5E	1,437		4,504	5,941	594		902		1,496
Class R-5	2,181		6,481	8,662	1,657		2,463		4,120
Class R-6	20,937		59,388	80,325	10,418		14,770		25,188
Total	$35,140		$127,396	$162,536	$20,146		$38,417		$58,563

See end of tables for footnote.

American Funds Target Date Retirement Series	37

2050 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$7,644		$31,198		$38,842		$6,178		$12,349		$18,527
Class C	136		2,540		2,676		92		903		995
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	235		930		1,165		121		234		355
Class F-2	338		1,064		1,402		141		219		360
Class F-3	31		92		123		6		8		14
Class R-1	13		405		418		4		161		165
Class R-2	601		18,263		18,864		579		7,585		8,164
Class R-2E	494		3,502		3,996		357		974		1,331
Class R-3	4,119		26,341		30,460		3,497		10,646		14,143
Class R-4	7,196		30,294		37,490		6,034		12,012		18,046
Class R-5E	2,616		8,528		11,144		985		1,572		2,557
Class R-5	4,052		12,606		16,658		3,877		5,941		9,818
Class R-6	44,560		132,005		176,565		24,759		36,275		61,034
Total	$72,035		$267,768		$339,803		$46,630		$88,879		$135,509

2045 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,517		$35,478		$44,995		$7,414		$13,991		$21,405
Class C	188		2,727		2,915		117		1,002		1,119
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	296		1,072		1,368		142		256		398
Class F-2	503		1,441		1,944		110		160		270
Class F-3	23		64		87		9		13		22
Class R-1	18		401		419		15		154		169
Class R-2	1,320		24,337		25,657		911		9,946		10,857
Class R-2E	846		5,557		6,403		826		1,765		2,591
Class R-3	5,456		30,882		36,338		4,382		12,573		16,955
Class R-4	9,597		36,803		46,400		7,567		14,312		21,879
Class R-5E	3,736		11,297		15,033		1,178		1,763		2,941
Class R-5	5,089		14,724		19,813		4,279		6,262		10,541
Class R-6	57,664		159,517		217,181		32,241		44,907		77,148
Total	$94,253		$324,300		$418,553		$59,191		$107,104		$166,295

2040 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,201		$49,825		$64,026		$11,613		$20,055		$31,668
Class C	330		3,533		3,863		225		1,258		1,483
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	547		1,868		2,415		304		497		801
Class F-2	669		1,836		2,505		209		284		493
Class F-3	46		121		167		15		19		34
Class R-1	48		685		733		12		264		276
Class R-2	2,246		31,294		33,540		1,753		13,050		14,803
Class R-2E	1,000		5,725		6,725		697		1,634		2,331
Class R-3	8,280		42,525		50,805		6,926		17,521		24,447
Class R-4	14,108		50,939		65,047		12,244		21,163		33,407
Class R-5E	5,419		15,581		21,000		1,809		2,538		4,347
Class R-5	6,932		19,044		25,976		6,428		8,729		15,157
Class R-6	87,118		229,122		316,240		53,082		68,942		122,024
Total	$140,944		$452,098		$593,042		$95,317		$155,954		$251,271

38	American Funds Target Date Retirement Series

2035 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,245		$55,056		$73,301		$14,359		$22,275		$36,634
Class C	487		4,044		4,531		313		1,489		1,802
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	716		2,164		2,880		462		688		1,150
Class F-2	1,054		2,532		3,586		281		351		632
Class F-3	63		146		209		26		31		57
Class R-1	63		594		657		18		241		259
Class R-2	3,800		36,289		40,089		2,606		15,245		17,851
Class R-2E	1,605		7,461		9,066		1,106		2,200		3,306
Class R-3	11,372		47,927		59,299		8,567		19,424		27,991
Class R-4	17,740		54,591		72,331		14,104		22,054		36,158
Class R-5E	7,456		18,766		26,222		2,038		2,606		4,644
Class R-5	8,159		19,633		27,792		7,085		8,815		15,900
Class R-6	105,166		243,102		348,268		60,981		72,415		133,396
Total	$175,926		$492,305		$668,231		$111,946		$167,834		$279,780

2030 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$27,923		$64,232		$92,155		$20,870		$28,644		$49,514
Class C	913		4,493		5,406		499		1,817		2,316
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	991		2,275		3,266		628		841		1,469
Class F-2	1,665		3,139		4,804		629		707		1,336
Class F-3	132		240		372		58		63		121
Class R-1	131		834		965		51		392		443
Class R-2	6,181		35,033		41,214		3,969		16,722		20,691
Class R-2E	2,170		7,157		9,327		1,364		2,379		3,743
Class R-3	17,625		53,715		71,340		13,186		25,124		38,310
Class R-4	26,624		62,226		88,850		21,385		29,389		50,774
Class R-5E	10,612		20,742		31,354		2,784		3,200		5,984
Class R-5	11,052		20,705		31,757		9,395		10,513		19,908
Class R-6	149,639		270,911		420,550		86,732		92,779		179,511
Total	$255,658		$545,702		$801,360		$161,550		$212,570		$374,120

See end of tables for footnote.

American Funds Target Date Retirement Series	39

2025 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$32,318		$56,860		$89,178		$23,910		$27,335		$51,245
Class C	1,123		3,973		5,096		643		1,815		2,458
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	767		1,355		2,122		483		548		1,031
Class F-2	1,955		2,881		4,836		771		729		1,500
Class F-3	197		279		476		167		150		317
Class R-1	166		643		809		91		309		400
Class R-2	6,961		27,521		34,482		4,739		14,621		19,360
Class R-2E	3,092		7,534		10,626		2,100		2,804		4,904
Class R-3	18,334		41,842		60,176		13,597		21,049		34,646
Class R-4	27,272		48,753		76,025		21,127		23,964		45,091
Class R-5E	11,599		17,663		29,262		2,626		2,523		5,149
Class R-5	10,938		15,975		26,913		9,326		8,742		18,068
Class R-6	142,893		202,265		345,158		81,350		72,967		154,317
Total	$257,615		$427,544		$685,159		$160,930		$177,556		$338,486

2020 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$33,560		$44,275		$77,835		$26,611		$22,933		$49,544
Class C	1,271		2,899		4,170		828		1,406		2,234
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	774		1,022		1,796		527		446		973
Class F-2	1,836		2,083		3,919		822		596		1,418
Class F-3	128		141		269		22		16		38
Class R-1	150		383		533		87		207		294
Class R-2	6,725		16,592		23,317		4,896		9,279		14,175
Class R-2E	2,380		4,027		6,407		1,443		1,495		2,938
Class R-3	17,484		28,785		46,269		14,365		15,871		30,236
Class R-4	26,785		36,123		62,908		23,745		20,154		43,899
Class R-5E	11,398		13,314		24,712		2,865		2,122		4,987
Class R-5	10,028		11,289		21,317		9,131		6,577		15,708
Class R-6	130,612		143,135		273,747		81,568		56,660		138,228
Total	$243,131		$304,068		$547,199		$166,910		$137,762		$304,672

2015 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$17,908		$19,503		$37,411		$16,345		$10,865		$27,210
Class C	538		961		1,499		423		498		921
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	249		275		524		220		147		367
Class F-2	858		814		1,672		356		205		561
Class F-3	60		55		115		1		1		2
Class R-1	96		195		291		87		119		206
Class R-2	3,018		5,755		8,773		2,694		3,362		6,056
Class R-2E	1,223		1,722		2,945		995		760		1,755
Class R-3	7,551		10,062		17,613		7,073		5,800		12,873
Class R-4	8,460		9,435		17,895		8,734		5,735		14,469
Class R-5E	4,266		4,191		8,457		1,080		626		1,706
Class R-5	3,077		2,910		5,987		3,340		1,893		5,233
Class R-6	47,271		43,596		90,867		32,554		17,844		50,398
Total	$94,575		$99,474		$194,049		$73,902		$47,855		$121,757

40	American Funds Target Date Retirement Series

2010 Fund

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$10,310		$8,513		$18,823		$9,928		$4,614		$14,542
Class C	295		405		700		256		206		462
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	171		142		313		144		66		210
Class F-2	409		293		702		174		70		244
Class F-3	21		15		36		9		4		13
Class R-1	25		42		67		24		28		52
Class R-2	1,322		1,803		3,125		1,137		995		2,132
Class R-2E	718		755		1,473		610		331		941
Class R-3	4,733		4,622		9,355		3,968		2,282		6,250
Class R-4	5,968		4,986		10,954		5,924		2,773		8,697
Class R-5E	2,267		1,675		3,942		889		369		1,258
Class R-5	2,391		1,707		4,098		2,680		1,081		3,761
Class R-6	32,821		22,866		55,687		22,993		8,982		31,975
Total	$61,451		$47,824		$109,275		$48,736		$21,801		$70,537

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2019, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

American Funds Target Date Retirement Series	41

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Currently CRMC receives administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for its provision of administrative services.

Class-specific expenses under the distribution services and transfer agent services agreements for the period ended April 30, 2019, were as follows (dollars in thousands):

2060 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$208	$68
Class C	120	12
Class T	—	—	*
Class F-1	7	3
Class F-2	Not applicable	5
Class F-3	Not applicable	—	*
Class R-1	5	1
Class R-2	389	187
Class R-2E	50	17
Class R-3	259	81
Class R-4	154	64
Class R-5E	Not applicable	25
Class R-5	Not applicable	10
Class R-6	Not applicable	4
Total class-specific expenses	$1,192	$477

2055 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$594	$216
Class C	228	23
Class T	—	—	*
Class F-1	24	11
Class F-2	Not applicable	7
Class F-3	Not applicable	—	*
Class R-1	19	3
Class R-2	1,194	575
Class R-2E	153	52
Class R-3	964	304
Class R-4	614	257
Class R-5E	Not applicable	102
Class R-5	Not applicable	54
Class R-6	Not applicable	15
Total class-specific expenses	$3,790	$1,619

2050 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,160	$431
Class C	365	37
Class T	—	—	*
Class F-1	34	16
Class F-2	Not applicable	15
Class F-3	Not applicable	—	*
Class R-1	58	8
Class R-2	1,925	929
Class R-2E	313	107
Class R-3	1,884	597
Class R-4	1,129	471
Class R-5E	Not applicable	195
Class R-5	Not applicable	97
Class R-6	Not applicable	32
Total class-specific expenses	$6,868	$2,935

2045 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,337	$492
Class C	393	40
Class T	—	—	*
Class F-1	41	19
Class F-2	Not applicable	17
Class F-3	Not applicable	—	*
Class R-1	56	7
Class R-2	2,577	1,244
Class R-2E	498	171
Class R-3	2,201	696
Class R-4	1,375	575
Class R-5E	Not applicable	262
Class R-5	Not applicable	113
Class R-6	Not applicable	38
Total class-specific expenses	$8,478	$3,674

42	American Funds Target Date Retirement Series

2040 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,863	$687
Class C	503	51
Class T	—	—	*
Class F-1	70	32
Class F-2	Not applicable	24
Class F-3	Not applicable	—	*
Class R-1	98	13
Class R-2	3,276	1,582
Class R-2E	510	175
Class R-3	3,025	958
Class R-4	1,868	779
Class R-5E	Not applicable	369
Class R-5	Not applicable	146
Class R-6	Not applicable	55
Total class-specific expenses	$11,213	$4,871

2035 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$2,213	$807
Class C	617	63
Class T	—	—	*
Class F-1	87	40
Class F-2	Not applicable	35
Class F-3	Not applicable	—	*
Class R-1	88	12
Class R-2	4,036	1,951
Class R-2E	700	241
Class R-3	3,618	1,146
Class R-4	2,143	894
Class R-5E	Not applicable	457
Class R-5	Not applicable	158
Class R-6	Not applicable	61
Total class-specific expenses	$13,502	$5,865

2030 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$2,906	$1,074
Class C	776	79
Class T	—	—	*
Class F-1	101	47
Class F-2	Not applicable	50
Class F-3	Not applicable	—	*
Class R-1	144	19
Class R-2	4,450	2,151
Class R-2E	777	267
Class R-3	4,636	1,470
Class R-4	2,750	1,146
Class R-5E	Not applicable	596
Class R-5	Not applicable	194
Class R-6	Not applicable	79
Total class-specific expenses	$16,540	$7,172

2025 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$3,125	$1,131
Class C	816	83
Class T	—	—	*
Class F-1	72	33
Class F-2	Not applicable	54
Class F-3	Not applicable	—	*
Class R-1	132	17
Class R-2	4,148	2,008
Class R-2E	971	333
Class R-3	4,283	1,359
Class R-4	2,575	1,075
Class R-5E	Not applicable	603
Class R-5	Not applicable	177
Class R-6	Not applicable	69
Total class-specific expenses	$16,122	$6,942

2020 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$2,633	$960
Class C	646	66
Class T	—	—	*
Class F-1	58	27
Class F-2	Not applicable	43
Class F-3	Not applicable	—	*
Class R-1	84	11
Class R-2	2,719	1,315
Class R-2E	553	190
Class R-3	3,200	1,019
Class R-4	2,032	850
Class R-5E	Not applicable	498
Class R-5	Not applicable	135
Class R-6	Not applicable	53
Total class-specific expenses	$11,925	$5,167

2015 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,181	$448
Class C	223	23
Class T	—	—	*
Class F-1	16	7
Class F-2	Not applicable	17
Class F-3	Not applicable	—	*
Class R-1	46	6
Class R-2	989	479
Class R-2E	251	87
Class R-3	1,172	374
Class R-4	557	234
Class R-5E	Not applicable	160
Class R-5	Not applicable	36
Class R-6	Not applicable	17
Total class-specific expenses	$4,435	$1,888

See end of tables for footnote.

American Funds Target Date Retirement Series	43

2010 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$628	$253
Class C	121	13
Class T	—	—	*
Class F-1	9	5
Class F-2	Not applicable	8
Class F-3	Not applicable	—	*
Class R-1	12	2
Class R-2	407	197
Class R-2E	143	50
Class R-3	706	225
Class R-4	389	162
Class R-5E	Not applicable	83
Class R-5	Not applicable	28
Class R-6	Not applicable	12
Total class-specific expenses	$2,415	$1,038

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of		Total trustees’
	Current fees	deferred amounts		compensation
2060 Fund	$2	$—	*	$2
2055 Fund	6	—	*	6
2050 Fund	13	—	*	13
2045 Fund	15	—	*	15
2040 Fund	21	1		22
2035 Fund	24	1		25
2030 Fund	31	1		32
2025 Fund	29	1		30
2020 Fund	22	1		23
2015 Fund	8	—	*	8
2010 Fund	5	—	*	5

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

44	American Funds Target Date Retirement Series

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2019, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$447,433	$5,256
2055 Fund	991,498	3,141
2050 Fund	1,660,740	9,923
2045 Fund	1,882,405	12,393
2040 Fund	2,314,745	22,286
2035 Fund	2,603,641	16,899
2030 Fund	2,969,934	16,161
2025 Fund	2,561,853	18,346
2020 Fund	1,338,658	130,060
2015 Fund	373,955	177,600
2010 Fund	316,624	99,064

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$59,258	4,903	$4,541	407	$(19,211)	(1,636)	$44,588	3,674
Class C	8,653	728	584	53	(2,419)	(202)	6,818	579
Class T	—	—	—	—	—	—	—	—
Class F-1	2,669	219	171	16	(640)	(53)	2,200	182
Class F-2	7,594	643	308	28	(4,099)	(339)	3,803	332
Class F-3	594	51	229	20	(686)	(60)	137	11
Class R-1	325	27	30	2	(574)	(47)	(219)	(18)
Class R-2	38,081	3,172	2,578	233	(16,523)	(1,381)	24,136	2,024
Class R-2E	7,324	610	436	39	(1,758)	(146)	6,002	503
Class R-3	43,391	3,599	2,942	265	(18,055)	(1,516)	28,278	2,348
Class R-4	58,797	4,844	3,616	324	(21,766)	(1,810)	40,647	3,358
Class R-5E	23,527	1,960	1,049	94	(9,200)	(792)	15,376	1,262
Class R-5	14,937	1,224	1,260	112	(7,465)	(623)	8,732	713
Class R-6	285,821	23,469	18,675	1,664	(67,650)	(5,569)	236,846	19,564
Total net increase (decrease)	$550,971	45,449	$36,419	3,257	$(170,046)	(14,174)	$417,344	34,532

Year ended October 31, 2018

Class A	$71,299	5,633	$1,322	106	$(18,285)	(1,449)	$54,336	4,290
Class C	10,295	821	143	12	(2,508)	(200)	7,930	633
Class T	—	—	—	—	—	—	—	—
Class F-1	4,165	327	21	1	(527)	(41)	3,659	287
Class F-2	8,543	676	46	3	(1,198)	(96)	7,391	583
Class F-3	401	32	111	9	(39)	(4)	473	37
Class R-1	825	65	6	1	(226)	(18)	605	48
Class R-2	59,877	4,780	686	56	(23,835)	(1,902)	36,728	2,934
Class R-2E	10,603	843	97	8	(2,118)	(167)	8,582	684
Class R-3	68,141	5,396	753	61	(25,102)	(1,985)	43,792	3,472
Class R-4	79,837	6,300	978	79	(30,661)	(2,425)	50,154	3,954
Class R-5E	24,537	1,932	153	13	(3,420)	(270)	21,270	1,675
Class R-5	27,871	2,194	409	33	(39,009)	(3,137)	(10,729)	(910)
Class R-6	442,418	34,785	4,373	351	(143,332)	(11,248)	303,459	23,888
Total net increase (decrease)	$808,812	63,784	$9,098	733	$(290,260)	(22,942)	$527,650	41,575

See end of tables for footnote.

American Funds Target Date Retirement Series	45

2055 Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$80,753	4,408	$18,198	1,082	$(33,012)	(1,800)	$65,939	3,690
Class C	9,484	526	1,545	93	(4,725)	(261)	6,304	358
Class T	—	—	—	—	—	—	—	—
Class F-1	4,637	254	782	47	(3,208)	(177)	2,211	124
Class F-2	4,938	269	626	37	(2,938)	(162)	2,626	144
Class F-3	327	18	194	11	(1,096)	(60)	(575)	(31)
Class R-1	996	56	130	8	(849)	(46)	277	18
Class R-2	72,165	4,020	10,807	654	(53,150)	(2,984)	29,822	1,690
Class R-2E	18,010	999	1,791	108	(5,007)	(278)	14,794	829
Class R-3	102,458	5,649	14,544	873	(72,580)	(4,042)	44,422	2,480
Class R-4	151,480	8,314	18,951	1,130	(57,858)	(3,195)	112,573	6,249
Class R-5E	63,907	3,573	5,941	355	(40,801)	(2,368)	29,047	1,560
Class R-5	43,197	2,339	8,623	509	(30,428)	(1,688)	21,392	1,160
Class R-6	680,233	36,941	80,326	4,742	(152,711)	(8,262)	607,848	33,421
Total net increase (decrease)	$1,232,585	67,366	$162,458	9,649	$(458,363)	(25,323)	$936,680	51,692

Year ended October 31, 2018

Class A	$138,059	7,168	$8,158	433	$(77,051)	(4,003)	$69,166	3,598
Class C	15,402	813	565	30	(6,997)	(370)	8,970	473
Class T	—	—	—	—	—	—	—	—
Class F-1	11,829	619	219	12	(2,469)	(130)	9,579	501
Class F-2	13,381	699	111	6	(2,470)	(129)	11,022	576
Class F-3	4,164	213	22	1	(205)	(11)	3,981	203
Class R-1	2,046	109	39	2	(893)	(48)	1,192	63
Class R-2	140,407	7,443	4,413	239	(99,991)	(5,309)	44,829	2,373
Class R-2E	33,075	1,741	548	29	(10,384)	(546)	23,239	1,224
Class R-3	188,484	9,890	6,058	325	(124,737)	(6,547)	69,805	3,668
Class R-4	233,479	12,144	7,624	405	(141,438)	(7,397)	99,665	5,152
Class R-5E	105,119	5,479	1,497	80	(11,486)	(599)	95,130	4,960
Class R-5	75,877	3,913	4,098	216	(112,656)	(5,915)	(32,681)	(1,786)
Class R-6	1,161,555	59,987	25,189	1,327	(255,532)	(13,148)	931,212	48,166
Total net increase (decrease)	$2,122,877	110,218	$58,541	3,105	$(846,309)	(44,152)	$1,335,109	69,171

46	American Funds Target Date Retirement Series

2050 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$123,215	8,374	$38,790	2,880	$(56,811)	(3,869)	$105,194	7,385
Class C	14,502	1,007	2,674	202	(6,703)	(464)	10,473	745
Class T	—	—	—	—	—	—	—	—
Class F-1	6,534	451	1,161	87	(2,938)	(202)	4,757	336
Class F-2	17,556	1,245	1,395	103	(13,386)	(912)	5,565	436
Class F-3	5,088	344	123	9	(728)	(51)	4,483	302
Class R-1	2,232	156	418	32	(1,560)	(108)	1,090	80
Class R-2	100,996	7,033	18,849	1,426	(75,214)	(5,292)	44,631	3,167
Class R-2E	27,360	1,899	3,996	301	(10,185)	(707)	21,171	1,493
Class R-3	156,787	10,848	30,451	2,284	(120,473)	(8,393)	66,765	4,739
Class R-4	215,913	14,828	37,489	2,791	(110,143)	(7,590)	143,259	10,029
Class R-5E	109,115	7,617	11,145	830	(43,194)	(3,089)	77,066	5,358
Class R-5	59,859	4,046	16,656	1,228	(50,057)	(3,458)	26,458	1,816
Class R-6	1,147,739	78,085	176,562	13,060	(263,530)	(17,914)	1,060,771	73,231
Total net increase (decrease)	$1,986,896	135,933	$339,709	25,233	$(754,922)	(52,049)	$1,571,683	109,117

Year ended October 31, 2018

Class A	$224,980	14,547	$18,499	1,222	$(129,938)	(8,410)	$113,541	7,359
Class C	25,083	1,655	994	67	(10,593)	(699)	15,484	1,023
Class T	—	—	—	—	—	—	—	—
Class F-1	16,151	1,045	355	23	(4,787)	(311)	11,719	757
Class F-2	27,219	1,770	358	24	(8,644)	(564)	18,933	1,230
Class F-3	2,766	179	13	1	(84)	(6)	2,695	174
Class R-1	3,790	250	166	11	(2,427)	(160)	1,529	101
Class R-2	197,328	13,018	8,159	549	(159,134)	(10,525)	46,353	3,042
Class R-2E	60,900	3,998	1,331	89	(19,595)	(1,282)	42,636	2,805
Class R-3	290,193	18,983	14,140	943	(214,505)	(14,022)	89,828	5,904
Class R-4	355,003	22,998	18,067	1,197	(262,740)	(17,079)	110,330	7,116
Class R-5E	172,520	11,188	2,556	169	(20,846)	(1,348)	154,230	10,009
Class R-5	108,504	6,965	9,818	644	(243,719)	(15,929)	(125,397)	(8,320)
Class R-6	2,016,120	130,015	61,035	4,018	(419,254)	(26,919)	1,657,901	107,114
Total net increase (decrease)	$3,500,557	226,611	$135,491	8,957	$(1,496,266)	(97,254)	$2,139,782	138,314

See end of tables for footnote.

American Funds Target Date Retirement Series	47

2045 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$132,685	8,845	$44,953	3,269	$(65,898)	(4,413)	$111,740	7,701
Class C	16,680	1,134	2,913	215	(8,119)	(550)	11,474	799
Class T	—	—	—	—	—	—	—	—
Class F-1	8,061	545	1,367	100	(3,192)	(214)	6,236	431
Class F-2	18,001	1,224	1,935	141	(4,380)	(291)	15,556	1,074
Class F-3	1,068	70	87	7	(615)	(42)	540	35
Class R-1	2,160	147	419	31	(2,300)	(158)	279	20
Class R-2	122,666	8,397	25,648	1,905	(91,885)	(6,328)	56,429	3,974
Class R-2E	39,670	2,705	6,403	472	(14,214)	(974)	31,859	2,203
Class R-3	175,060	11,863	36,327	2,671	(146,277)	(10,020)	65,110	4,514
Class R-4	263,480	17,691	46,397	3,382	(121,727)	(8,208)	188,150	12,865
Class R-5E	149,187	10,230	15,033	1,098	(58,039)	(4,071)	106,181	7,257
Class R-5	59,742	3,965	19,808	1,429	(58,028)	(3,950)	21,522	1,444
Class R-6	1,238,562	82,701	217,180	15,727	(283,452)	(18,841)	1,172,290	79,587
Total net increase (decrease)	$2,227,022	149,517	$418,470	30,447	$(858,126)	(58,060)	$1,787,366	121,904

Year ended October 31, 2018

Class A	$234,031	14,824	$21,375	1,383	$(148,614)	(9,433)	$106,792	6,774
Class C	23,844	1,540	1,117	73	(12,443)	(803)	12,518	810
Class T	—	—	—	—	—	—	—	—
Class F-1	20,237	1,283	398	25	(5,981)	(383)	14,654	925
Class F-2	26,805	1,714	270	18	(3,148)	(199)	23,927	1,533
Class F-3	1,451	92	21	1	(334)	(22)	1,138	71
Class R-1	5,172	336	168	11	(2,641)	(171)	2,699	176
Class R-2	238,764	15,497	10,852	717	(194,510)	(12,634)	55,106	3,580
Class R-2E	77,607	4,996	2,590	170	(28,683)	(1,839)	51,514	3,327
Class R-3	334,213	21,441	16,943	1,107	(273,414)	(17,527)	77,742	5,021
Class R-4	417,221	26,490	21,895	1,419	(330,735)	(21,063)	108,381	6,846
Class R-5E	256,471	16,328	2,940	191	(28,057)	(1,782)	231,354	14,737
Class R-5	112,760	7,087	10,539	677	(316,210)	(20,211)	(192,911)	(12,447)
Class R-6	2,426,887	153,545	77,149	4,971	(465,660)	(29,321)	2,038,376	129,195
Total net increase (decrease)	$4,175,463	265,173	$166,257	10,763	$(1,810,430)	(115,388)	$2,531,290	160,548

48	American Funds Target Date Retirement Series

2040 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$171,952	11,628	$63,963	4,720	$(97,339)	(6,597)	$138,576	9,751
Class C	19,203	1,321	3,860	289	(9,485)	(655)	13,578	955
Class T	—	—	—	—	—	—	—	—
Class F-1	12,782	879	2,413	179	(4,142)	(280)	11,053	778
Class F-2	16,583	1,121	2,487	184	(6,173)	(418)	12,897	887
Class F-3	706	48	167	12	(1,108)	(76)	(235)	(16)
Class R-1	2,696	185	733	55	(2,086)	(143)	1,343	97
Class R-2	138,997	9,656	33,520	2,524	(121,779)	(8,516)	50,738	3,664
Class R-2E	41,255	2,862	6,725	504	(15,493)	(1,073)	32,487	2,293
Class R-3	206,481	14,202	50,790	3,782	(176,482)	(12,237)	80,789	5,747
Class R-4	307,315	21,032	65,042	4,814	(186,750)	(12,895)	185,607	12,951
Class R-5E	192,778	13,511	20,999	1,557	(67,391)	(4,800)	146,386	10,268
Class R-5	77,011	5,167	25,973	1,903	(71,884)	(4,964)	31,100	2,106
Class R-6	1,575,485	107,107	316,235	23,270	(392,022)	(26,499)	1,499,698	103,878
Total net increase (decrease)	$2,763,244	188,719	$592,907	43,793	$(1,152,134)	(79,153)	$2,204,017	153,359

Year ended October 31, 2018

Class A	$311,475	20,033	$31,639	2,078	$(214,977)	(13,859)	$128,137	8,252
Class C	32,429	2,121	1,483	99	(14,508)	(952)	19,404	1,268
Class T	—	—	—	—	—	—	—	—
Class F-1	30,094	1,941	801	53	(9,321)	(602)	21,574	1,392
Class F-2	42,637	2,765	491	32	(5,606)	(361)	37,522	2,436
Class F-3	3,479	222	33	2	(1,122)	(73)	2,390	151
Class R-1	6,950	456	275	18	(4,988)	(328)	2,237	146
Class R-2	281,096	18,490	14,797	990	(241,825)	(15,936)	54,068	3,544
Class R-2E	93,755	6,128	2,331	155	(30,546)	(1,992)	65,540	4,291
Class R-3	410,359	26,700	24,430	1,619	(347,273)	(22,590)	87,516	5,729
Class R-4	514,276	33,193	33,415	2,200	(467,491)	(30,215)	80,200	5,178
Class R-5E	346,450	22,433	4,347	286	(44,634)	(2,887)	306,163	19,832
Class R-5	126,342	8,067	15,155	989	(384,293)	(24,924)	(242,796)	(15,868)
Class R-6	2,974,531	190,793	122,025	7,986	(682,451)	(43,616)	2,414,105	155,163
Total net increase (decrease)	$5,173,873	333,342	$251,222	16,507	$(2,449,035)	(158,335)	$2,976,060	191,514

See end of tables for footnote.

American Funds Target Date Retirement Series	49

2035 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$206,597	14,331	$73,203	5,504	$(107,894)	(7,488)	$171,906	12,347
Class C	21,959	1,554	4,528	346	(12,700)	(899)	13,787	1,001
Class T	—	—	—	—	—	—	—	—
Class F-1	17,207	1,198	2,878	218	(7,874)	(550)	12,211	866
Class F-2	20,202	1,406	3,241	244	(8,266)	(578)	15,177	1,072
Class F-3	8,909	636	209	16	(7,709)	(540)	1,409	112
Class R-1	3,078	216	655	50	(2,084)	(149)	1,649	117
Class R-2	168,150	11,931	40,061	3,070	(140,624)	(10,045)	67,587	4,956
Class R-2E	53,892	3,819	9,065	692	(21,805)	(1,542)	41,152	2,969
Class R-3	244,267	17,200	59,277	4,501	(206,711)	(14,684)	96,833	7,017
Class R-4	357,932	24,988	72,329	5,455	(187,500)	(13,090)	242,761	17,353
Class R-5E	206,949	14,688	26,222	1,979	(70,808)	(5,115)	162,363	11,552
Class R-5	83,042	5,696	27,791	2,075	(87,933)	(6,231)	22,900	1,540
Class R-6	1,726,197	119,988	348,260	26,106	(421,038)	(29,134)	1,653,419	116,960
Total net increase (decrease)	$3,118,381	217,651	$667,719	50,256	$(1,282,946)	(90,045)	$2,503,154	177,862

Year ended October 31, 2018

Class A	$379,807	25,087	$36,427	2,449	$(251,285)	(16,634)	$164,949	10,902
Class C	41,172	2,768	1,802	123	(19,144)	(1,287)	23,830	1,604
Class T	—	—	—	—	—	—	—	—
Class F-1	33,330	2,211	1,150	78	(11,011)	(726)	23,469	1,563
Class F-2	66,967	4,454	599	40	(10,378)	(685)	57,188	3,809
Class F-3	9,621	642	56	4	(1,066)	(69)	8,611	577
Class R-1	6,646	449	259	18	(5,318)	(358)	1,587	109
Class R-2	336,104	22,671	17,848	1,223	(291,351)	(19,683)	62,601	4,211
Class R-2E	113,620	7,626	3,306	225	(38,853)	(2,604)	78,073	5,247
Class R-3	511,590	34,149	27,988	1,900	(399,186)	(26,672)	140,392	9,377
Class R-4	583,471	38,621	36,169	2,439	(490,766)	(32,537)	128,874	8,523
Class R-5E	462,632	30,770	4,644	313	(55,200)	(3,660)	412,076	27,423
Class R-5	147,627	9,685	15,899	1,062	(482,735)	(32,108)	(319,209)	(21,361)
Class R-6	3,681,750	242,820	133,392	8,947	(732,779)	(48,135)	3,082,363	203,632
Total net increase (decrease)	$6,374,337	421,953	$279,539	18,821	$(2,789,072)	(185,158)	$3,864,804	255,616

50	American Funds Target Date Retirement Series

2030 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$283,958	20,163	$91,979	7,021	$(151,850)	(10,829)	$224,087	16,355
Class C	27,050	1,964	5,395	419	(15,242)	(1,107)	17,203	1,276
Class T	—	—	—	—	—	—	—	—
Class F-1	18,324	1,314	3,265	251	(12,714)	(914)	8,875	651
Class F-2	36,012	2,573	4,786	366	(19,154)	(1,379)	21,644	1,560
Class F-3	1,819	129	372	28	(1,623)	(117)	568	40
Class R-1	3,281	237	966	75	(3,645)	(264)	602	48
Class R-2	171,396	12,506	41,173	3,202	(150,704)	(11,072)	61,865	4,636
Class R-2E	67,229	4,883	9,327	721	(33,533)	(2,427)	43,023	3,177
Class R-3	294,778	21,222	71,314	5,494	(254,181)	(18,434)	111,911	8,282
Class R-4	427,828	30,630	88,849	6,798	(276,239)	(19,965)	240,438	17,463
Class R-5E	270,213	19,733	31,338	2,401	(76,433)	(5,628)	225,118	16,506
Class R-5	102,400	7,217	31,754	2,407	(94,907)	(6,864)	39,247	2,760
Class R-6	2,108,368	150,584	420,551	32,005	(598,612)	(42,526)	1,930,307	140,063
Total net increase (decrease)	$3,812,656	273,155	$801,069	61,188	$(1,688,837)	(121,526)	$2,924,888	212,817

Year ended October 31, 2018

Class A	$544,749	37,197	$49,458	3,425	$(331,211)	(22,654)	$262,996	17,968
Class C	49,125	3,416	2,315	162	(21,904)	(1,524)	29,536	2,054
Class T	—	—	—	—	—	—	—	—
Class F-1	35,080	2,408	1,469	102	(15,103)	(1,039)	21,446	1,471
Class F-2	84,919	5,834	1,326	92	(18,641)	(1,277)	67,604	4,649
Class F-3	4,761	324	121	8	(774)	(53)	4,108	279
Class R-1	10,000	692	443	31	(8,587)	(598)	1,856	125
Class R-2	357,620	24,939	20,687	1,459	(321,537)	(22,448)	56,770	3,950
Class R-2E	139,856	9,691	3,742	263	(46,161)	(3,192)	97,437	6,762
Class R-3	590,852	40,797	38,276	2,675	(489,100)	(33,769)	140,028	9,703
Class R-4	751,594	51,426	50,773	3,526	(684,845)	(46,973)	117,522	7,979
Class R-5E	589,119	40,561	5,984	416	(77,078)	(5,290)	518,025	35,687
Class R-5	181,101	12,269	19,906	1,370	(565,781)	(38,685)	(364,774)	(25,046)
Class R-6	4,326,605	294,512	179,511	12,406	(999,231)	(67,908)	3,506,885	239,010
Total net increase (decrease)	$7,665,381	524,066	$374,011	25,935	$(3,579,953)	(245,410)	$4,459,439	304,591

See end of tables for footnote.

American Funds Target Date Retirement Series	51

2025 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$292,007	22,189	$88,957	7,192	$(185,639)	(14,172)	$195,325	15,209
Class C	26,338	2,041	5,087	418	(15,304)	(1,187)	16,121	1,272
Class T	—	—	—	—	—	—	—	—
Class F-1	12,237	942	2,122	173	(7,226)	(557)	7,133	558
Class F-2	35,197	2,678	4,807	389	(13,585)	(1,045)	26,419	2,022
Class F-3	3,895	297	457	37	(3,259)	(250)	1,093	84
Class R-1	5,482	423	809	66	(3,796)	(295)	2,495	194
Class R-2	155,853	12,154	34,456	2,836	(154,552)	(12,117)	35,757	2,873
Class R-2E	74,854	5,829	10,626	872	(35,226)	(2,735)	50,254	3,966
Class R-3	271,549	20,951	60,171	4,908	(262,287)	(20,324)	69,433	5,535
Class R-4	413,816	31,637	76,025	6,161	(267,484)	(20,508)	222,357	17,290
Class R-5E	255,360	19,883	29,261	2,375	(82,135)	(6,359)	202,486	15,899
Class R-5	97,523	7,342	26,910	2,161	(96,694)	(7,423)	27,739	2,080
Class R-6	1,960,443	149,316	345,160	27,813	(617,421)	(46,925)	1,688,182	130,204
Total net increase (decrease)	$3,604,554	275,682	$684,848	55,401	$(1,744,608)	(133,897)	$2,544,794	197,186

Year ended October 31, 2018

Class A	$585,572	43,077	$51,133	3,802	$(397,259)	(29,255)	$239,446	17,624
Class C	47,404	3,550	2,455	185	(27,675)	(2,074)	22,184	1,661
Class T	—	—	—	—	—	—	—	—
Class F-1	26,535	1,966	1,031	77	(13,738)	(1,018)	13,828	1,025
Class F-2	84,329	6,238	1,490	111	(22,661)	(1,660)	63,158	4,689
Class F-3	6,809	501	317	24	(5,975)	(437)	1,151	88
Class R-1	7,522	561	400	30	(5,921)	(443)	2,001	148
Class R-2	322,546	24,226	19,354	1,464	(337,001)	(25,350)	4,899	340
Class R-2E	149,481	11,169	4,904	369	(49,008)	(3,663)	105,377	7,875
Class R-3	576,348	42,868	34,636	2,598	(504,516)	(37,522)	106,468	7,944
Class R-4	744,885	54,925	45,094	3,360	(625,056)	(46,153)	164,923	12,132
Class R-5E	639,290	47,385	5,149	384	(93,091)	(6,862)	551,348	40,907
Class R-5	164,516	12,014	18,063	1,334	(568,360)	(41,678)	(385,781)	(28,330)
Class R-6	4,397,862	322,234	154,317	11,431	(1,076,347)	(78,813)	3,475,832	254,852
Total net increase (decrease)	$7,753,099	570,714	$338,343	25,169	$(3,726,608)	(274,928)	$4,364,834	320,955

52	American Funds Target Date Retirement Series

2020 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$185,156	15,086	$77,644	6,665	$(174,540)	(14,248)	$88,260	7,503
Class C	18,666	1,551	4,167	363	(15,180)	(1,258)	7,653	656
Class T	—	—	—	—	—	—	—	—
Class F-1	5,884	483	1,793	155	(5,866)	(482)	1,811	156
Class F-2	19,617	1,597	3,881	334	(13,663)	(1,117)	9,835	814
Class F-3	2,371	192	268	23	(3,675)	(302)	(1,036)	(87)
Class R-1	2,095	172	534	47	(2,471)	(204)	158	15
Class R-2	99,364	8,276	23,283	2,028	(123,567)	(10,306)	(920)	(2)
Class R-2E	41,136	3,415	6,408	558	(23,945)	(1,986)	23,599	1,987
Class R-3	185,704	15,315	46,245	4,000	(221,187)	(18,240)	10,762	1,075
Class R-4	245,090	20,036	62,908	5,409	(285,855)	(23,451)	22,143	1,994
Class R-5E	189,086	15,813	24,711	2,132	(68,394)	(5,612)	145,403	12,333
Class R-5	69,211	5,581	21,311	1,818	(80,733)	(6,621)	9,789	778
Class R-6	1,407,488	114,897	273,710	23,434	(725,954)	(58,973)	955,244	79,358
Total net increase (decrease)	$2,470,868	202,414	$546,863	46,966	$(1,745,030)	(142,800)	$1,272,701	106,580

Year ended October 31, 2018

Class A	$435,100	34,373	$49,424	3,932	$(429,642)	(33,966)	$54,882	4,339
Class C	36,064	2,898	2,234	180	(27,096)	(2,179)	11,202	899
Class T	—	—	—	—	—	—	—	—
Class F-1	21,502	1,708	972	78	(12,572)	(998)	9,902	788
Class F-2	69,009	5,488	1,414	113	(20,937)	(1,659)	49,486	3,942
Class F-3	5,475	433	38	3	(533)	(42)	4,980	394
Class R-1	3,818	306	293	24	(5,146)	(413)	(1,035)	(83)
Class R-2	215,329	17,318	14,170	1,144	(267,859)	(21,564)	(38,360)	(3,102)
Class R-2E	118,441	9,500	2,939	237	(66,556)	(5,342)	54,824	4,395
Class R-3	408,500	32,583	30,202	2,420	(482,547)	(38,487)	(43,845)	(3,484)
Class R-4	572,740	45,322	43,915	3,499	(646,367)	(51,257)	(29,712)	(2,436)
Class R-5E	545,616	43,433	4,986	398	(118,777)	(9,407)	431,825	34,424
Class R-5	114,258	8,956	15,699	1,242	(421,410)	(33,035)	(291,453)	(22,837)
Class R-6	3,053,916	240,181	138,200	10,959	(1,219,921)	(95,980)	1,972,195	155,160
Total net increase (decrease)	$5,599,768	442,499	$304,486	24,229	$(3,719,363)	(294,329)	$2,184,891	172,399

See end of tables for footnote.

American Funds Target Date Retirement Series	53

2015 Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$64,663	5,733	$37,307	3,473		$(90,767)	(8,039)	$11,203	1,167
Class C	4,478	402	1,498	142		(5,594)	(505)	382	39
Class T	—	—	—	—		—	—	—	—
Class F-1	988	88	524	49		(1,857)	(168)	(345)	(31)
Class F-2	5,845	519	1,663	155		(5,678)	(509)	1,830	165
Class F-3	795	71	76	7		(3,073)	(271)	(2,202)	(193)
Class R-1	813	73	291	28		(1,503)	(135)	(399)	(34)
Class R-2	28,927	2,617	8,768	827		(51,532)	(4,668)	(13,837)	(1,224)
Class R-2E	19,610	1,775	2,945	278		(22,523)	(2,012)	32	41
Class R-3	61,486	5,527	17,613	1,652		(103,420)	(9,259)	(24,321)	(2,080)
Class R-4	75,913	6,757	17,895	1,669		(96,895)	(8,642)	(3,087)	(216)
Class R-5E	48,826	4,435	8,457	792		(29,234)	(2,597)	28,049	2,630
Class R-5	14,731	1,298	5,987	555		(25,328)	(2,256)	(4,610)	(403)
Class R-6	488,721	43,361	90,866	8,453		(336,570)	(29,670)	243,017	22,144
Total net increase (decrease)	$815,796	72,656	$193,890	18,080		$(773,974)	(68,731)	$235,712	22,005

Year ended October 31, 2018

Class A	$134,823	11,582	$27,104	2,337		$(220,811)	(18,982)	$(58,884)	(5,063)
Class C	9,609	839	920	80		(9,174)	(800)	1,355	119
Class T	—	—	—	—		—	—	—	—
Class F-1	3,593	311	367	32		(4,078)	(353)	(118)	(10)
Class F-2	25,934	2,247	543	47		(6,807)	(585)	19,670	1,709
Class F-3	4,506	388	2	—	†	(172)	(15)	4,336	373
Class R-1	1,526	134	206	18		(3,138)	(276)	(1,406)	(124)
Class R-2	76,575	6,691	6,056	529		(111,111)	(9,723)	(28,480)	(2,503)
Class R-2E	49,679	4,339	1,756	154		(27,195)	(2,378)	24,240	2,115
Class R-3	141,209	12,247	12,869	1,117		(202,551)	(17,565)	(48,473)	(4,201)
Class R-4	154,024	13,247	14,492	1,251		(235,378)	(20,282)	(66,862)	(5,784)
Class R-5E	218,858	18,927	1,706	148		(68,413)	(5,901)	152,151	13,174
Class R-5	32,120	2,740	5,233	449		(151,665)	(12,899)	(114,312)	(9,710)
Class R-6	1,131,674	96,839	50,397	4,341		(580,744)	(49,723)	601,327	51,457
Total net increase (decrease)	$1,984,130	170,531	$121,651	10,503		$(1,621,237)	(139,482)	$484,544	41,552

54	American Funds Target Date Retirement Series

2010 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$36,258	3,402	$18,671	1,834	$(51,195)	(4,806)	$3,734	430
Class C	2,688	255	690	68	(3,762)	(360)	(384)	(37)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,119	201	310	31	(3,579)	(343)	(1,150)	(111)
Class F-2	4,011	376	702	69	(2,260)	(213)	2,453	232
Class F-3	2,249	217	36	3	(1,289)	(121)	996	99
Class R-1	257	24	67	7	(745)	(71)	(421)	(40)
Class R-2	19,144	1,828	3,121	310	(19,878)	(1,899)	2,387	239
Class R-2E	19,875	1,903	1,473	147	(16,195)	(1,551)	5,153	499
Class R-3	46,649	4,421	9,355	925	(53,936)	(5,110)	2,068	236
Class R-4	54,671	5,176	10,954	1,078	(59,077)	(5,578)	6,548	676
Class R-5E	30,127	2,884	3,942	389	(16,412)	(1,552)	17,657	1,721
Class R-5	15,652	1,464	4,098	401	(20,961)	(1,964)	(1,211)	(99)
Class R-6	372,676	35,119	55,687	5,465	(230,846)	(21,564)	197,517	19,020
Total net increase (decrease)	$606,376	57,270	$109,106	10,727	$(480,135)	(45,132)	$235,347	22,865

Year ended October 31, 2018

Class A	$66,637	6,085	$14,418	1,322	$(135,078)	(12,351)	$(54,023)	(4,944)
Class C	7,040	655	455	42	(7,205)	(669)	290	28
Class T	—	—	—	—	—	—	—	—
Class F-1	3,913	359	209	19	(3,724)	(343)	398	35
Class F-2	14,145	1,303	243	23	(4,169)	(382)	10,219	944
Class F-3	1,294	119	13	1	(151)	(14)	1,156	106
Class R-1	821	75	52	5	(1,543)	(143)	(670)	(63)
Class R-2	37,451	3,480	2,130	197	(53,557)	(4,979)	(13,976)	(1,302)
Class R-2E	22,782	2,117	942	87	(18,464)	(1,713)	5,260	491
Class R-3	93,995	8,667	6,241	575	(97,992)	(9,032)	2,244	210
Class R-4	91,175	8,356	8,700	799	(134,186)	(12,303)	(34,311)	(3,148)
Class R-5E	95,428	8,785	1,258	116	(37,014)	(3,404)	59,672	5,497
Class R-5	33,801	3,064	3,761	343	(132,826)	(12,021)	(95,264)	(8,614)
Class R-6	768,200	69,971	31,976	2,925	(396,419)	(36,170)	403,757	36,726
Total net increase (decrease)	$1,236,682	113,036	$70,398	6,454	$(1,022,328)	(93,524)	$284,752	25,966

*	Includes exchanges between share classes of the fund.

American Funds Target Date Retirement Series	55

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$12.14	$.11	$1.03	$1.14	$(.09)	$(.31)	$(.40)	$12.88	9.83%[8]		$185		.42%[9]		.42%[9]		.82%[9]		1.78%[9]
10/31/2018	12.20	.14	(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06		130		.37		.37		.77		1.10
10/31/2017	10.27	.13	2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55		78		.40		.36		.76		1.19
10/31/2016	9.97	.13	.24	.37	(.07)	— [10]	(.07)	10.27	3.79		38		.58		.35		.76		1.35
10/31/2015[6,11]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[8]		8		1.11	[9]	.42	[9]	.83	[9]	.80	[9]
Class C:
4/30/2019[6,7]	11.96	.06	1.02	1.08	(.01)	(.31)	(.32)	12.72	9.39	[8]	29		1.15	[9]	1.15	[9]	1.55	[9]	.93	[9]
10/31/2018	12.05	.04	— [10]	.04	(.02)	(.11)	(.13)	11.96	.25		20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04	2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63		13		1.20		1.16		1.56		.36
10/31/2016	9.93	.04	.25	.29	(.04)	— [10]	(.04)	10.18	2.98		5		1.32		1.15		1.56		.38
10/31/2015[6,11]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[8]		1		1.83	[9]	1.11	[9]	1.52	[9]	.15	[9]
Class T:
4/30/2019[6,7]	12.16	.12	1.03	1.15	(.10)	(.31)	(.41)	12.90	9.98	[8,12]	—	[13]	.18	[9,12]	.18	[9,12]	.58	[9,12]	2.03	[9,12]
10/31/2018	12.22	.17	(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20	[12]	—	[13]	.17	[12]	.17	[12]	.57	[12]	1.36	[12]
10/31/2017[6,14]	10.94	.06	1.22	1.28	—	—	—	12.22	11.70	[8,12]	—	[13]	.18	[9,12]	.14	[9,12]	.54	[9,12]	.95	[9,12]
Class F-1:
4/30/2019[6,7]	12.15	.10	1.03	1.13	(.09)	(.31)	(.40)	12.88	9.79	[8]	7		.41	[9]	.41	[9]	.81	[9]	1.69	[9]
10/31/2018	12.21	.13	— [10]	.13	(.08)	(.11)	(.19)	12.15	1.04		5		.39		.39		.79		.99
10/31/2017	10.29	.12	2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55		1		.45		.41		.81		1.02
10/31/2016	9.98	.12	.25	.37	(.06)	— [10]	(.06)	10.29	3.77		—	[13]	.41		.34		.75		1.14
10/31/2015[6,11]	10.00	.04	(.06)	(.02)	—	—	—	9.98	(.20)[8,12]		—	[13]	1.06	[9,12]	.25	[9,12]	.66	[9,12]	.74	[9,12]
Class F-2:
4/30/2019[6,7]	12.20	.11	1.03	1.14	(.11)	(.31)	(.42)	12.92	9.87	[8]	14		.14	[9]	.14	[9]	.54	[9]	1.83	[9]
10/31/2018	12.25	.16	.01	.17	(.11)	(.11)	(.22)	12.20	1.32		9		.13		.13		.53		1.27
10/31/2017	10.30	.15	2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82		2		.19		.15		.55		1.33
10/31/2016	9.98	.18	.22	.40	(.08)	— [10]	(.08)	10.30	4.03		1		.44		.15		.56		1.80
10/31/2015[6,11]	10.00	.07	(.09)	(.02)	—	—	—	9.98	(.20)[8]		—	[13]	.90	[9]	.17	[9]	.58	[9]	1.17	[9]
Class F-3:
4/30/2019[6,7]	12.17	.13	1.03	1.16	(.12)	(.31)	(.43)	12.90	10.05	[8]	7		.06	[9]	.06	[9]	.46	[9]	2.23	[9]
10/31/2018	12.23	.19	(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28		7		.04		.04		.44		1.47
10/31/2017[6,15]	10.65	.09	1.49	1.58	—	—	—	12.23	14.84	[8]	6		.06	[9]	.02	[9]	.42	[9]	1.06	[9]
Class R-1:
4/30/2019[6,7]	12.01	.06	1.03	1.09	(.02)	(.31)	(.33)	12.77	9.41	[8]	1		1.13	[9]	1.13	[9]	1.53	[9]	1.06	[9]
10/31/2018	12.10	.04	— [10]	.04	(.02)	(.11)	(.13)	12.01	.27		1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04	2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68		1		1.17		1.14		1.54		.32
10/31/2016	9.97	.04	.26	.30	(.06)	— [10]	(.06)	10.21	3.06	[12]	—	[13]	1.28	[12]	1.08	[12]	1.49	[12]	.43	[12]
10/31/2015[6,11]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[8,12]		—	[13]	1.15	[9,12]	.46	[9,12]	.87	[9,12]	.84	[9,12]
Class R-2:
4/30/2019[6,7]	11.96	.06	1.02	1.08	(.01)	(.31)	(.32)	12.72	9.37	[8]	124		1.16	[9]	1.16	[9]	1.56	[9]	.98	[9]
10/31/2018	12.06	.04	(.01)	.03	(.02)	(.11)	(.13)	11.96	.22		92		1.14		1.14		1.54		.35
10/31/2017	10.18	.04	2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71		58		1.19		1.15		1.55		.36
10/31/2016	9.93	.03	.27	.30	(.05)	— [10]	(.05)	10.18	3.03		21		1.32		1.15		1.56		.29
10/31/2015[6,11]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[8]		4		1.69	[9]	1.06	[9]	1.47	[9]	.25	[9]
Class R-2E:
4/30/2019[6,7]	12.04	.07	1.04	1.11	(.05)	(.31)	(.36)	12.79	9.61	[8]	21		.86	[9]	.86	[9]	1.26	[9]	1.23	[9]
10/31/2018	12.14	.07	.01	.08	(.07)	(.11)	(.18)	12.04	.57		14		.84		.84		1.24		.58
10/31/2017	10.25	.06	2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94		5		.85		.82		1.22		.52
10/31/2016	9.98	.05	.29	.34	(.07)	— [10]	(.07)	10.25	3.47		—	[13]	.93		.82		1.23		.53
10/31/2015[6,11]	10.00	.05	(.07)	(.02)	—	—	—	9.98	(.20)[8,12]		—	[13]	1.18	[9,12]	.28	[9,12]	.69	[9,12]	.81	[9,12]

56	American Funds Target Date Retirement Series

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2019[6,7]	$12.07	$.09	$1.02	$1.11	$(.06)	$(.31)	$(.37)	$12.81	9.60%[8]		$127	.71%[9]		.71%[9]		1.11%[9]		1.42%[9]
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69		91	.69		.69		1.09		.77
10/31/2017	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25		49	.74		.70		1.10		.79
10/31/2016	9.95	.07	.27	.34	(.06)	— [10]	(.06)	10.23	3.44		19	.90		.72		1.13		.69
10/31/2015[6,11]	10.00	.03	(.08)	(.05)	—	—	—	9.95	(.50)[8]		4	1.17	[9]	.67	[9]	1.08	[9]	.45	[9]
Class R-4:
4/30/2019[6,7]	12.13	.10	1.04	1.14	(.09)	(.31)	(.40)	12.87	9.82	[8]	154	.41	[9]	.41	[9]	.81	[9]	1.69	[9]
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98		105	.39		.39		.79		1.07
10/31/2017	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57		57	.43		.40		.80		1.04
10/31/2016	9.97	.10	.27	.37	(.07)	— [10]	(.07)	10.27	3.73		16	.55		.40		.81		1.02
10/31/2015[6,11]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[8]		3	.94	[9]	.39	[9]	.80	[9]	.91	[9]
Class R-5E:
4/30/2019[6,7]	12.16	.11	1.03	1.14	(.11)	(.31)	(.42)	12.88	9.87	[8]	45	.20	[9]	.20	[9]	.60	[9]	1.90	[9]
10/31/2018	12.22	.15	.01	.16	(.11)	(.11)	(.22)	12.16	1.22		27	.18		.18		.58		1.21
10/31/2017	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79		7	.22		.19		.59		1.13
10/31/2016[6,16]	10.02	.10	.24	.34	(.08)	— [10]	(.08)	10.28	3.41	[8]	1	.24	[9]	.21	[9]	.62	[9]	1.01	[9]
Class R-5:
4/30/2019[6,7]	12.21	.12	1.03	1.15	(.11)	(.31)	(.42)	12.94	9.96	[8]	47	.11	[9]	.11	[9]	.51	[9]	2.05	[9]
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31		35	.10		.10		.50		1.38
10/31/2017	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90		47	.13		.09		.49		1.25
10/31/2016	9.99	.12	.27	.39	(.07)	— [10]	(.07)	10.31	4.02		8	.23		.10		.51		1.22
10/31/2015[6,11]	10.00	.06	(.07)	(.01)	—	—	—	9.99	(.10)[8]		1	.74	[9]	.11	[9]	.52	[9]	1.09	[9]
Class R-6:
4/30/2019[6,7]	12.22	.12	1.04	1.16	(.12)	(.31)	(.43)	12.95	10.00	[8]	759	.06	[9]	.06	[9]	.46	[9]	2.04	[9]
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36		477	.04		.04		.44		1.41
10/31/2017	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90		186	.08		.05		.45		1.29
10/31/2016	9.99	.13	.28	.41	(.08)	— [10]	(.08)	10.32	4.13		25	.20		.05		.46		1.32
10/31/2015[6,11]	10.00	.07	(.08)	(.01)	—	—	—	9.99	(.10)[8]		5	.52	[9]	.05	[9]	.46	[9]	1.26	[9]

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$18.45	$.16	$1.53	$1.69	$(.15)	$(.60)	$(.75)	$19.39	9.82%[8]		$524		.38%[9]		.38%[9]		.78%[9]		1.78%[9]
10/31/2018	18.66	.22	(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02		431		.34		.34		.74		1.16
10/31/2017	15.82	.22	3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70		369		.34		.34		.74		1.28
10/31/2016	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
10/31/2015	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23
10/31/2014	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
Class C:
4/30/2019[6,7]	18.09	.09	1.51	1.60	(.03)	(.60)	(.63)	19.06	9.36	[8]	52		1.12	[9]	1.12	[9]	1.52	[9]	1.04	[9]
10/31/2018	18.32	.07	(.01)	.06	(.02)	(.27)	(.29)	18.09	.29		42		1.11		1.11		1.51		.39
10/31/2017	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.13		1.53		.45
10/31/2016	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
10/31/2015	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/2014[6,17]	15.17	.02	.77	.79	—	—	—	15.96	5.21	[8]	2		1.22	[9]	1.12	[9]	1.52	[9]	.15	[9]
Class T:
4/30/2019[6,7]	18.47	.19	1.53	1.72	(.19)	(.60)	(.79)	19.40	9.97	[8,12]	—	[13]	.16	[9,12]	.16	[9,12]	.56	[9,12]	2.06	[9,12]
10/31/2018	18.68	.27	(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21	[12]	—	[13]	.14	[12]	.14	[12]	.54	[12]	1.39	[12]
10/31/2017[6,14]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	.95	[9,12]
Class F-1:
4/30/2019[6,7]	18.36	.16	1.52	1.68	(.16)	(.60)	(.76)	19.28	9.79	[8]	21		.39	[9]	.39	[9]	.79	[9]	1.80	[9]
10/31/2018	18.58	.21	(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02		18		.37		.37		.77		1.07
10/31/2017	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.37		.77		.98
10/31/2016	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
10/31/2015	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[13]	.50		.40		.81		1.04
10/31/2014[6,17]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[8,12]	—	[13]	.43	[9,12]	.33	[9,12]	.73	[9,12]	1.02	[9,12]
Class F-2:
4/30/2019[6,7]	18.48	.19	1.53	1.72	(.20)	(.60)	(.80)	19.40	10.00	[8]	18		.11	[9]	.11	[9]	.51	[9]	2.07	[9]
10/31/2018	18.69	.25	(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24		14		.11		.11		.51		1.28
10/31/2017	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.12		.52		1.40
10/31/2016	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
10/31/2015	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/2014[6,17]	15.17	.16	.73	.89	—	—	—	16.06	5.87	[8]	—	[13]	.30	[9]	.20	[9]	.60	[9]	1.46	[9]
Class F-3:
4/30/2019[6,7]	18.51	.20	1.52	1.72	(.21)	(.60)	(.81)	19.42	9.99	[8]	5		.03	[9]	.03	[9]	.43	[9]	2.19	[9]
10/31/2018	18.70	.28	(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41		5		.01		.01		.41		1.44
10/31/2017[6,15]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79	[8]	1		.02	[9]	.02	[9]	.42	[9]	.45	[9]
Class R-1:
4/30/2019[6,7]	18.03	.09	1.50	1.59	(.03)	(.60)	(.63)	18.99	9.35	[8]	4		1.16	[9]	1.16	[9]	1.56	[9]	1.01	[9]
10/31/2018	18.25	.07	(.01)	.06	(.01)	(.27)	(.28)	18.03	.27		4		1.14		1.14		1.54		.35
10/31/2017	15.49	.08	3.05	3.13	— [10]	(.37)	(.37)	18.25	20.63		2		1.15		1.15		1.55		.46
10/31/2016	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
10/31/2015	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/2014	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
Class R-2:
4/30/2019[6,7]	18.02	.09	1.51	1.60	(.02)	(.60)	(.62)	19.00	9.41	[8]	355		1.14	[9]	1.14	[9]	1.54	[9]	1.05	[9]
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29		306		1.12		1.12		1.52		.41
10/31/2017	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.12		1.52		.48
10/31/2016	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
10/31/2015	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51
10/31/2014	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50

58	American Funds Target Date Retirement Series

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$18.17	$.12	$1.51	$1.63	$(.09)	$(.60)	$(.69)	$19.11	9.57%[8]		$62		.83%[9]		.83%[9]		1.23%[9]		1.29%[9]
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52		44		.81		.81		1.21		.63
10/31/2017	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22		.81		.81		1.21		.51
10/31/2016	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43
10/31/2015	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[12]	—	[13]	.64	[12]	.54	[12]	.95	[12]	.71	[12]
10/31/2014[6,18]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.25	[8,12]
Class R-3:
4/30/2019[6,7]	18.24	.13	1.52	1.65	(.10)	(.60)	(.70)	19.19	9.63	[8]	434		.68	[9]	.68	[9]	1.08	[9]	1.50	[9]
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70		367		.67		.67		1.07		.83
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27		304		.67		.67		1.07		.92
10/31/2016	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187		.73		.71		1.12		.83
10/31/2015	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121		.82		.72		1.13		.86
10/31/2014	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78		.85		.75		1.15		.85
Class R-4:
4/30/2019[6,7]	18.41	.16	1.53	1.69	(.15)	(.60)	(.75)	19.35	9.82	[8]	587		.38	[9]	.38	[9]	.78	[9]	1.75	[9]
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01		444		.37		.37		.77		1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60		353		.36		.36		.76		1.16
10/31/2016	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183		.41		.40		.81		1.13
10/31/2015	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100		.51		.41		.82		1.15
10/31/2014	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49		.53		.43		.83		1.15
Class R-5E:
4/30/2019[6,7]	18.42	.18	1.52	1.70	(.19)	(.60)	(.79)	19.33	9.92	[8]	168		.17	[9]	.17	[9]	.57	[9]	2.01	[9]
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23		131		.16		.16		.56		1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85		40		.16		.16		.56		1.33
10/31/2016[6,16]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[8]	10		.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/2019[6,7]	18.61	.19	1.54	1.73	(.20)	(.60)	(.80)	19.54	9.99	[8]	225		.08	[9]	.08	[9]	.48	[9]	2.12	[9]
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30		193		.07		.07		.47		1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02		228		.07		.07		.47		1.41
10/31/2016	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87		.10		.09		.50		1.41
10/31/2015	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34		46		.21		.11		.52		1.40
10/31/2014	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10		21		.23		.13		.53		1.49
Class R-6:
4/30/2019[6,7]	18.64	.19	1.54	1.73	(.21)	(.60)	(.81)	19.56	9.98	[8]	2,450		.03	[9]	.03	[9]	.43	[9]	2.08	[9]
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39		1,711		.02		.02		.42		1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04		822		.02		.02		.42		1.47
10/31/2016	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255		.05		.04		.45		1.51
10/31/2015	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37		115		.16		.06		.47		1.40
10/31/2014	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20		35		.16		.06		.46		1.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$14.83	$.13	$1.22	$1.35	$(.13)	$(.52)	$(.65)	$15.53	9.75%[8]		$1,028		.37%[9]		.37%[9]		.77%[9]		1.80%[9]
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06		872		.34		.34		.74		1.17
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66		773		.34		.34		.74		1.29
10/31/2016	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
10/31/2015	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12		481		.45		.35		.76		1.28
10/31/2014	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
Class C:
4/30/2019[6,7]	14.49	.07	1.22	1.29	(.03)	(.52)	(.55)	15.23	9.45	[8]	83		1.12	[9]	1.12	[9]	1.52	[9]	1.04	[9]
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23		68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
10/31/2016	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
10/31/2015	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37
10/31/2014[6,17]	12.40	.01	.64	.65	—	—	—	13.05	5.24	[8]	3		1.21	[9]	1.11	[9]	1.51	[9]	.14	[9]
Class T:
4/30/2019[6,7]	14.84	.15	1.23	1.38	(.16)	(.52)	(.68)	15.54	9.97	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.55	[9,12]	2.07	[9,12]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19	[12]	—	[13]	.14	[12]	.14	[12]	.54	[12]	1.39	[12]
10/31/2017[6,14]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	.95	[9,12]
Class F-1:
4/30/2019[6,7]	14.74	.13	1.21	1.34	(.13)	(.52)	(.65)	15.43	9.78	[8]	31		.38	[9]	.38	[9]	.78	[9]	1.76	[9]
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02		25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
10/31/2016	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
10/31/2015	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05
10/31/2014[6,17]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[8,12]	—	[13]	.45	[9,12]	.35	[9,12]	.75	[9,12]	1.01	[9,12]
Class F-2:
4/30/2019[6,7]	14.83	.14	1.23	1.37	(.16)	(.52)	(.68)	15.52	9.98	[8]	38		.11	[9]	.11	[9]	.51	[9]	1.89	[9]
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22		30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
10/31/2016	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
10/31/2015	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30
10/31/2014[6,17]	12.40	.11	.62	.73	—	—	—	13.13	5.89	[8]	—	[13]	.24	[9]	.14	[9]	.54	[9]	1.26	[9]
Class F-3:
4/30/2019[6,7]	14.87	.16	1.22	1.38	(.18)	(.52)	(.70)	15.55	9.97	[8]	8		.02	[9]	.02	[9]	.42	[9]	2.12	[9]
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41		3		.01		.01		.41		1.32
10/31/2017[6,15]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[8]	—	[13]	.02	[9]	.01	[9]	.41	[9]	1.09	[9]
Class R-1:
4/30/2019[6,7]	14.46	.07	1.22	1.29	(.02)	(.52)	(.54)	15.21	9.45	[8]	13		1.15	[9]	1.15	[9]	1.55	[9]	1.00	[9]
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18		11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
10/31/2016	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
10/31/2015	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52
10/31/2014	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
Class R-2:
4/30/2019[6,7]	14.47	.08	1.20	1.28	(.02)	(.52)	(.54)	15.21	9.38	[8]	571		1.13	[9]	1.13	[9]	1.53	[9]	1.06	[9]
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26		498		1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
10/31/2016	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
10/31/2015	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39		278		1.15		1.05		1.46		.58
10/31/2014	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09		242		1.18		1.08		1.48		.57

60	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$14.58	$.09	$1.21	$1.30	$(.07)	$(.52)	$(.59)	$15.29	9.55%[8]		$122		.82%[9]		.82%[9]		1.22%[9]		1.31%[9]
10/31/2018	14.81	.10	— [10]	.10	(.09)	(.24)	(.33)	14.58	.59		94		.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54		.80		.80		1.20		.55
10/31/2016	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42
10/31/2015	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96		—	[13]	.79		.69		1.10		.67
10/31/2014[6,18]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.26	[8,12]
Class R-3:
4/30/2019[6,7]	14.64	.11	1.21	1.32	(.08)	(.52)	(.60)	15.36	9.65	[8]	836		.68	[9]	.68	[9]	1.08	[9]	1.50	[9]
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73		727		.67		.67		1.07		.85
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24		650		.66		.66		1.06		.94
10/31/2016	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441		.71		.70		1.11		.87
10/31/2015	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82		340		.79		.69		1.10		.89
10/31/2014	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36		238		.80		.70		1.10		.94
Class R-4:
4/30/2019[6,7]	14.78	.13	1.22	1.35	(.12)	(.52)	(.64)	15.49	9.82	[8]	1,038		.37	[9]	.37	[9]	.77	[9]	1.78	[9]
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00		842		.37		.37		.77		1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64		747		.36		.36		.76		1.19
10/31/2016	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417		.40		.38		.79		1.15
10/31/2015	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265		.47		.37		.78		1.22
10/31/2014	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167		.48		.38		.78		1.24
Class R-5E:
4/30/2019[6,7]	14.80	.14	1.22	1.36	(.16)	(.52)	(.68)	15.48	9.89	[8]	320		.17	[9]	.17	[9]	.57	[9]	1.94	[9]
10/31/2018	14.99	.20	— [10]	.20	(.15)	(.24)	(.39)	14.80	1.26		227		.15		.15		.55		1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89		80		.15		.15		.55		1.35
10/31/2016[6,16]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[8]	26		.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/2019[6,7]	14.96	.16	1.23	1.39	(.17)	(.52)	(.69)	15.66	9.98	[8]	402		.07	[9]	.07	[9]	.47	[9]	2.13	[9]
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36		357		.07		.07		.47		1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96		487		.06		.06		.46		1.45
10/31/2016	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216		.09		.08		.49		1.44
10/31/2015	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37		130		.18		.08		.49		1.49
10/31/2014	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12		85		.18		.08		.48		1.51
Class R-6:
4/30/2019[6,7]	14.92	.15	1.24	1.39	(.18)	(.52)	(.70)	15.61	10.01	[8]	4,886		.02	[9]	.02	[9]	.42	[9]	2.10	[9]
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41		3,578		.01		.01		.41		1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98		2,004		.02		.02		.42		1.49
10/31/2016	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781		.04		.02		.43		1.50
10/31/2015	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41		394		.13		.03		.44		1.46
10/31/2014	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19		160		.13		.03		.43		1.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$15.13	$.14	$1.23	$1.37	$(.14)	$(.53)	$(.67)	$15.83	9.74%[8]		$1,166		.37%[9]		.37%[9]		.77%[9]		1.85%[9]
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92		998		.33		.33		.72		1.22
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46		908		.33		.33		.73		1.31
10/31/2016	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
10/31/2015	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28
10/31/2014	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
Class C:
4/30/2019[6,7]	14.80	.08	1.23	1.31	(.04)	(.53)	(.57)	15.54	9.39	[8]	90		1.11	[9]	1.11	[9]	1.51	[9]	1.09	[9]
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10		74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
10/31/2016	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
10/31/2015	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/2014[6,17]	12.64	.02	.64	.66	—	—	—	13.30	5.22	[8]	4		1.21	[9]	1.11	[9]	1.51	[9]	.20	[9]
Class T:
4/30/2019[6,7]	15.15	.16	1.23	1.39	(.17)	(.53)	(.70)	15.84	9.88	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.55	[9,12]	2.12	[9,12]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12	[12]	—	[13]	.14	[12]	.14	[12]	.53	[12]	1.43	[12]
10/31/2017[6,14]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	.98	[9,12]
Class F-1:
4/30/2019[6,7]	15.05	.13	1.24	1.37	(.15)	(.53)	(.68)	15.74	9.75	[8]	38		.38	[9]	.38	[9]	.78	[9]	1.80	[9]
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89		30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
10/31/2016	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
10/31/2015	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/2014[6,17]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[8,12]	—	[13]	.46	[9,12]	.36	[9,12]	.76	[9,12]	.99	[9,12]
Class F-2:
4/30/2019[6,7]	15.16	.15	1.23	1.38	(.18)	(.53)	(.71)	15.83	9.85	[8]	50		.10	[9]	.10	[9]	.50	[9]	2.04	[9]
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16		32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
10/31/2016	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
10/31/2015	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/2014[6,17]	12.64	.12	.63	.75	—	—	—	13.39	5.93	[8]	—	[13]	.28	[9]	.18	[9]	.58	[9]	1.37	[9]
Class F-3:
4/30/2019[6,7]	15.17	.17	1.23	1.40	(.19)	(.53)	(.72)	15.85	9.96	[8]	2		.02	[9]	.02	[9]	.42	[9]	2.28	[9]
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27		2		.01		.01		.40		1.51
10/31/2017[6,15]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[8]	1		.02	[9]	.01	[9]	.41	[9]	1.14	[9]
Class R-1:
4/30/2019[6,7]	14.78	.08	1.21	1.29	(.02)	(.53)	(.55)	15.52	9.30	[8]	12		1.15	[9]	1.15	[9]	1.55	[9]	1.07	[9]
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13		11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
10/31/2016	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
10/31/2015	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/2014	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
Class R-2:
4/30/2019[6,7]	14.72	.08	1.21	1.29	(.03)	(.53)	(.56)	15.45	9.31	[8]	760		1.13	[9]	1.13	[9]	1.53	[9]	1.11	[9]
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13		665		1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
10/31/2016	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
10/31/2015	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58
10/31/2014	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57

62	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$14.87	$.10	$1.23	$1.33	$(.08)	$(.53)	$(.61)	$15.59	9.56%[8]		$193		.82%[9]		.82%[9]		1.22%[9]		1.36%[9]
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43		151		.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103		.80		.80		1.20		.59
10/31/2016	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44
10/31/2015	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[13]	.78		.68		1.09		.65
10/31/2014[6,18]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.26	[8,12]
Class R-3:
4/30/2019[6,7]	14.93	.11	1.22	1.33	(.09)	(.53)	(.62)	15.64	9.55	[8]	969		.67	[9]	.67	[9]	1.07	[9]	1.56	[9]
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59		857		.66		.66		1.05		.89
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06		794		.66		.66		1.06		.97
10/31/2016	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535		.71		.70		1.11		.88
10/31/2015	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391		.78		.68		1.09		.94
10/31/2014	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304		.80		.70		1.10		.94
Class R-4:
4/30/2019[6,7]	15.09	.14	1.23	1.37	(.14)	(.53)	(.67)	15.79	9.73	[8]	1,271		.37	[9]	.37	[9]	.77	[9]	1.82	[9]
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86		1,020		.36		.36		.75		1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42		930		.36		.36		.76		1.21
10/31/2016	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522		.39		.38		.79		1.17
10/31/2015	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321		.47		.37		.78		1.22
10/31/2014	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194		.48		.38		.78		1.22
Class R-5E:
4/30/2019[6,7]	15.10	.15	1.23	1.38	(.18)	(.53)	(.71)	15.77	9.81	[8]	429		.16	[9]	.16	[9]	.56	[9]	1.98	[9]
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14		301		.15		.15		.54		1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67		79		.15		.15		.55		1.39
10/31/2016[6,16]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[8]	30		.17	[9]	.17	[9]	.58	[9]	1.06	[9]
Class R-5:
4/30/2019[6,7]	15.28	.16	1.24	1.40	(.18)	(.53)	(.71)	15.97	9.89	[8]	458		.07	[9]	.07	[9]	.47	[9]	2.19	[9]
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21		417		.07		.07		.46		1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82		614		.06		.06		.46		1.47
10/31/2016	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255		.09		.08		.49		1.47
10/31/2015	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36		165		.18		.08		.49		1.48
10/31/2014	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20		103		.17		.07		.47		1.51
Class R-6:
4/30/2019[6,7]	15.23	.16	1.24	1.40	(.19)	(.53)	(.72)	15.91	9.92	[8]	5,789		.02	[9]	.02	[9]	.42	[9]	2.16	[9]
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27		4,328		.01		.01		.40		1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85		2,392		.01		.01		.41		1.54
10/31/2016	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983		.03		.02		.43		1.54
10/31/2015	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47		494		.13		.03		.44		1.43
10/31/2014	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20		172		.12		.02		.42		1.46

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$14.90	$.14	$1.19	$1.33	$(.15)	$(.52)	$(.67)	$15.56	9.62%[8]		$1,613		.36%[9]		.36%[9]		.75%[9]		1.91%[9]
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86		1,399		.34		.34		.73		1.27
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02		1,296		.34		.34		.74		1.36
10/31/2016	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
10/31/2015	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36
10/31/2014	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
Class C:
4/30/2019[6,7]	14.59	.08	1.18	1.26	(.05)	(.52)	(.57)	15.28	9.23	[8]	114		1.11	[9]	1.11	[9]	1.50	[9]	1.16	[9]
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05		95		1.10		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.11		1.51		.54
10/31/2016	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
10/31/2015	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/2014[6,17]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[8]	6		1.21	[9]	1.11	[9]	1.50	[9]	.21	[9]
Class T:
4/30/2019[6,7]	14.92	.16	1.19	1.35	(.18)	(.52)	(.70)	15.57	9.78	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.54	[9,12]	2.18	[9,12]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06	[12]	—	[13]	.14	[12]	.14	[12]	.53	[12]	1.49	[12]
10/31/2017[6,14]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.54	[9,12]	1.03	[9,12]
Class F-1:
4/30/2019[6,7]	14.82	.14	1.18	1.32	(.15)	(.52)	(.67)	15.47	9.63	[8]	64		.38	[9]	.38	[9]	.77	[9]	1.86	[9]
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78		50		.37		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.37		.77		1.11
10/31/2016	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
10/31/2015	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/2014[6,17]	12.64	.09	.63	.72	—	—	—	13.36	5.70	[8]	1		.48	[9]	.38	[9]	.77	[9]	.98	[9]
Class F-2:
4/30/2019[6,7]	14.91	.16	1.19	1.35	(.19)	(.52)	(.71)	15.55	9.80	[8]	65		.10	[9]	.10	[9]	.49	[9]	2.15	[9]
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03		49		.10		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.11		.51		1.46
10/31/2016	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
10/31/2015	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/2014[6,17]	12.64	.09	.65	.74	—	—	—	13.38	5.85	[8]	—	[13]	.24	[9]	.14	[9]	.53	[9]	1.04	[9]
Class F-3:
4/30/2019[6,7]	14.94	.17	1.19	1.36	(.20)	(.52)	(.72)	15.58	9.85	[8]	3		.02	[9]	.02	[9]	.41	[9]	2.34	[9]
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15		3		.01		.01		.40		1.48
10/31/2017[6,15]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[8]	1		.01	[9]	.01	[9]	.41	[9]	1.25	[9]
Class R-1:
4/30/2019[6,7]	14.57	.08	1.18	1.26	(.04)	(.52)	(.56)	15.27	9.21	[8]	22		1.15	[9]	1.15	[9]	1.54	[9]	1.13	[9]
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04		19		1.13		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.14		1.54		.60
10/31/2016	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
10/31/2015	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/2014	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
Class R-2:
4/30/2019[6,7]	14.52	.08	1.18	1.26	(.04)	(.52)	(.56)	15.22	9.25	[8]	953		1.12	[9]	1.12	[9]	1.51	[9]	1.17	[9]
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05		856		1.11		1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.10		1.50		.59
10/31/2016	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
10/31/2015	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65
10/31/2014	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93		467		1.17		1.07		1.46		.61

64	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$14.65	$.10	$1.19	$1.29	$(.09)	$(.52)	$(.61)	$15.33	9.46%[8]		$197		.82%[9]		.82%[9]		1.21%[9]		1.42%[9]
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29		155		.81		.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94		.80		.80		1.20		.70
10/31/2016	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49
10/31/2015	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[13]	.82		.72		1.12		.55
10/31/2014[6,18]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.43	[8,12]	.27	[8,12]
Class R-3:
4/30/2019[6,7]	14.72	.12	1.18	1.30	(.10)	(.52)	(.62)	15.40	9.50	[8]	1,326		.67	[9]	.67	[9]	1.06	[9]	1.62	[9]
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45		1,183		.66		.66		1.05		.94
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65		1,117		.65		.65		1.05		1.02
10/31/2016	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773		.71		.70		1.11		.94
10/31/2015	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606		.78		.68		1.08		.99
10/31/2014	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33		464		.79		.69		1.08		.98
Class R-4:
4/30/2019[6,7]	14.85	.14	1.20	1.34	(.15)	(.52)	(.67)	15.52	9.69	[8]	1,684		.37	[9]	.37	[9]	.76	[9]	1.90	[9]
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73		1,419		.36		.36		.75		1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99		1,364		.35		.35		.75		1.28
10/31/2016	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825		.39		.38		.79		1.23
10/31/2015	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531		.47		.37		.77		1.30
10/31/2014	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75		331		.47		.37		.76		1.30
Class R-5E:
4/30/2019[6,7]	14.87	.15	1.19	1.34	(.18)	(.52)	(.70)	15.51	9.76	[8]	602		.16	[9]	.16	[9]	.55	[9]	2.01	[9]
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00		424		.15		.15		.54		1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21		131		.14		.14		.54		1.38
10/31/2016[6,16]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[8]	48		.16	[9]	.16	[9]	.57	[9]	1.11	[9]
Class R-5:
4/30/2019[6,7]	15.03	.17	1.20	1.37	(.19)	(.52)	(.71)	15.69	9.86	[8]	597		.07	[9]	.07	[9]	.46	[9]	2.24	[9]
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03		541		.06		.06		.45		1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39		791		.06		.06		.46		1.53
10/31/2016	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370		.09		.07		.48		1.53
10/31/2015	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32		265		.17		.07		.47		1.57
10/31/2014	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02		186		.17		.07		.46		1.55
Class R-6:
4/30/2019[6,7]	14.99	.16	1.20	1.36	(.20)	(.52)	(.72)	15.63	9.82	[8]	8,156		.02	[9]	.02	[9]	.41	[9]	2.22	[9]
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15		6,262		.01		.01		.40		1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43		3,997		.01		.01		.41		1.59
10/31/2016	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824		.03		.02		.43		1.58
10/31/2015	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36		936		.12		.02		.42		1.55
10/31/2014	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17		441		.12		.02		.41		1.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$14.55	$.14	$1.13	$1.27		$(.16)	$(.48)	$(.64)	$15.18	9.37%[8]		$1,896		.37%[9]		.37%[9]		.76%[9]		2.00%[9]
10/31/2018	14.79	.20	(.09)	.11		(.14)	(.21)	(.35)	14.55	.71		1,638		.34		.34		.72		1.33
10/31/2017	12.75	.19	2.29	2.48		(.13)	(.31)	(.44)	14.79	20.07		1,504		.33		.33		.72		1.40
10/31/2016	12.98	.17	.28	.45		(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
10/31/2015	13.17	.18	.10	.28		(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39
10/31/2014	12.15	.17	1.10	1.27		(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
Class C:
4/30/2019[6,7]	14.26	.09	1.11	1.20		(.06)	(.48)	(.54)	14.92	8.94	[8]	138		1.11	[9]	1.11	[9]	1.50	[9]	1.24	[9]
10/31/2018	14.52	.08	(.08)	—	[10]	(.05)	(.21)	(.26)	14.26	(.05)		118		1.10		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35		(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.11		1.50		.59
10/31/2016	12.82	.06	.29	.35		(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
10/31/2015	13.11	.06	.11	.17		(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/2014[6,17]	12.47	.02	.62	.64		—	—	—	13.11	5.13	[8]	7		1.21	[9]	1.11	[9]	1.50	[9]	.20	[9]
Class T:
4/30/2019[6,7]	14.57	.16	1.12	1.28		(.19)	(.48)	(.67)	15.18	9.45	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.54	[9,12]	2.27	[9,12]
10/31/2018	14.81	.23	(.09)	.14		(.17)	(.21)	(.38)	14.57	.91	[12]	—	[13]	.14	[12]	.14	[12]	.52	[12]	1.55	[12]
10/31/2017[6,14]	13.35	.09	1.37	1.46		—	—	—	14.81	10.94	[8,12]	—	[13]	.13	[9,12]	.13	[9,12]	.52	[9,12]	1.07	[9,12]
Class F-1:
4/30/2019[6,7]	14.48	.14	1.11	1.25		(.16)	(.48)	(.64)	15.09	9.27	[8]	82		.38	[9]	.38	[9]	.77	[9]	1.95	[9]
10/31/2018	14.73	.19	(.09)	.10		(.14)	(.21)	(.35)	14.48	.69		66		.37		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48		(.16)	(.31)	(.47)	14.73	20.11		44		.37		.37		.76		1.20
10/31/2016	12.96	.15	.29	.44		(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
10/31/2015	13.17	.16	.11	.27		(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22
10/31/2014[6,17]	12.47	.08	.62	.70		—	—	—	13.17	5.61	[8]	1		.48	[9]	.38	[9]	.77	[9]	.88	[9]
Class F-2:
4/30/2019[6,7]	14.57	.16	1.12	1.28		(.20)	(.48)	(.68)	15.17	9.47	[8]	95		.10	[9]	.10	[9]	.49	[9]	2.22	[9]
10/31/2018	14.81	.22	(.08)	.14		(.17)	(.21)	(.38)	14.57	.94		75		.10		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52		(.16)	(.31)	(.47)	14.81	20.44		20		.11		.11		.50		1.50
10/31/2016	12.99	.18	.30	.48		(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
10/31/2015	13.20	.19	.10	.29		(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/2014[6,17]	12.47	.07	.66	.73		—	—	—	13.20	5.85	[8]	1		.23	[9]	.13	[9]	.52	[9]	.77	[9]
Class F-3:
4/30/2019[6,7]	14.59	.12	1.17	1.29		(.21)	(.48)	(.69)	15.19	9.52	[8]	12		.02	[9]	.02	[9]	.41	[9]	1.61	[9]
10/31/2018	14.82	.22	(.06)	.16		(.18)	(.21)	(.39)	14.59	1.06		10		.01		.01		.39		1.42
10/31/2017[6,15]	13.01	.13	1.68	1.81		—	—	—	14.82	13.91	[8]	2		.01	[9]	.01	[9]	.40	[9]	1.17	[9]
Class R-1:
4/30/2019[6,7]	14.18	.09	1.10	1.19		(.05)	(.48)	(.53)	14.84	8.93	[8]	20		1.14	[9]	1.14	[9]	1.53	[9]	1.23	[9]
10/31/2018	14.42	.08	(.09)	(.01)		(.02)	(.21)	(.23)	14.18	(.11)		17		1.13		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33		(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.13		1.52		.66
10/31/2016	12.68	.06	.28	.34		—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
10/31/2015	12.88	.08	.08	.16		(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/2014	11.89	.07	1.07	1.14		(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
Class R-2:
4/30/2019[6,7]	14.20	.09	1.10	1.19		(.05)	(.48)	(.53)	14.86	8.92	[8]	1,174		1.12	[9]	1.12	[9]	1.51	[9]	1.26	[9]
10/31/2018	14.45	.08	(.08)	—	[10]	(.04)	(.21)	(.25)	14.20	(.04)		1,051		1.11		1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33		(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.10		1.49		.64
10/31/2016	12.71	.07	.28	.35		— [10]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
10/31/2015	12.92	.09	.08	.17		(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69
10/31/2014	11.93	.08	1.09	1.17		(.09)	(.09)	(.18)	12.92	9.86		566		1.17		1.07		1.46		.65

66	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$14.30	$.11	$1.10	$1.21	$(.10)	$(.48)	$(.58)	$14.93	9.08%[8]		$267		.82%[9]		.82%[9]		1.21%[9]		1.51%[9]
10/31/2018	14.58	.12	(.08)	.04	(.11)	(.21)	(.32)	14.30	.24		214		.81		.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40	(.12)	(.31)	(.43)	14.58	19.58		141		.80		.80		1.19		.76
10/31/2016	12.93	.08	.31	.39	(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61
10/31/2015	13.17	.06	.19	.25	(.16)	(.33)	(.49)	12.93	1.96		—	[13]	.81		.71		1.11		.46
10/31/2014[6,18]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.43	[8,12]	.28	[8,12]
Class R-3:
4/30/2019[6,7]	14.38	.12	1.11	1.23	(.11)	(.48)	(.59)	15.02	9.18	[8]	1,584		.67	[9]	.67	[9]	1.06	[9]	1.70	[9]
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42		1,416		.66		.66		1.04		1.00
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73		1,303		.65		.65		1.04		1.06
10/31/2016	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925		.71		.69		1.09		.99
10/31/2015	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704		.78		.68		1.08		1.05
10/31/2014	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19		573		.79		.69		1.08		1.02
Class R-4:
4/30/2019[6,7]	14.51	.14	1.13	1.27	(.16)	(.48)	(.64)	15.14	9.37	[8]	1,940		.37	[9]	.37	[9]	.76	[9]	1.98	[9]
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71		1,609		.36		.36		.74		1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06		1,509		.35		.35		.74		1.31
10/31/2016	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887		.39		.38		.78		1.27
10/31/2015	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576		.46		.36		.76		1.34
10/31/2014	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59		364		.47		.37		.76		1.31
Class R-5E:
4/30/2019[6,7]	14.53	.15	1.12	1.27	(.19)	(.48)	(.67)	15.13	9.42	[8]	738		.16	[9]	.16	[9]	.55	[9]	2.13	[9]
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92		540		.15		.15		.53		1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36		144		.14		.14		.53		1.43
10/31/2016[6,16]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[8]	55		.16	[9]	.16	[9]	.56	[9]	1.15	[9]
Class R-5:
4/30/2019[6,7]	14.68	.17	1.13	1.30	(.20)	(.48)	(.68)	15.30	9.54	[8]	638		.07	[9]	.07	[9]	.46	[9]	2.35	[9]
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00		590		.06		.06		.44		1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39		918		.06		.06		.45		1.58
10/31/2016	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432		.09		.07		.47		1.57
10/31/2015	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30		293		.17		.07		.47		1.61
10/31/2014	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95		199		.17		.07		.46		1.58
Class R-6:
4/30/2019[6,7]	14.63	.17	1.13	1.30	(.21)	(.48)	(.69)	15.24	9.56	[8]	9,096		.02	[9]	.02	[9]	.41	[9]	2.31	[9]
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99		7,024		.01		.01		.39		1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50		4,107		.01		.01		.40		1.64
10/31/2016	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898		.03		.02		.42		1.64
10/31/2015	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35		945		.12		.02		.42		1.54
10/31/2014	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02		372		.12		.02		.41		1.53

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$14.15	$.15	$.95	$1.10	$(.18)	$(.41)	$(.59)	$14.66	8.25%[8]		$2,505		.36%[9]		.36%[9]		.73%[9]		2.18%[9]
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54		2,186		.35		.35		.72		1.45
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46		1,968		.34		.34		.72		1.47
10/31/2016	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
10/31/2015	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43
10/31/2014	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
Class C:
4/30/2019[6,7]	13.86	.10	.93	1.03	(.08)	(.41)	(.49)	14.40	7.86	[8]	172		1.11	[9]	1.11	[9]	1.48	[9]	1.42	[9]
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)		148		1.10		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.11		1.49		.67
10/31/2016	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
10/31/2015	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/2014[6,17]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[8]	9		1.21	[9]	1.11	[9]	1.49	[9]	.29	[9]
Class T:
4/30/2019[6,7]	14.17	.17	.94	1.11	(.21)	(.41)	(.62)	14.66	8.34	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.52	[9,12]	2.44	[9,12]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82	[12]	—	[13]	.14	[12]	.14	[12]	.51	[12]	1.68	[12]
10/31/2017[6,14]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.52	[9,12]	1.20	[9,12]
Class F-1:
4/30/2019[6,7]	14.06	.15	.94	1.09	(.18)	(.41)	(.59)	14.56	8.24	[8]	89		.38	[9]	.38	[9]	.75	[9]	2.16	[9]
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57		77		.37		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.37		.75		1.31
10/31/2016	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
10/31/2015	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/2014[6,17]	12.46	.10	.60	.70	—	—	—	13.16	5.62	[8]	1		.47	[9]	.37	[9]	.75	[9]	1.09	[9]
Class F-2:
4/30/2019[6,7]	14.17	.17	.94	1.11	(.22)	(.41)	(.63)	14.65	8.34	[8]	134		.10	[9]	.10	[9]	.47	[9]	2.43	[9]
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84		107		.10		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.11		.49		1.59
10/31/2016	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
10/31/2015	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/2014[6,17]	12.46	.10	.62	.72	—	—	—	13.18	5.78	[8]	1		.23	[9]	.13	[9]	.51	[9]	1.17	[9]
Class F-3:
4/30/2019[6,7]	14.19	.18	.95	1.13	(.23)	(.41)	(.64)	14.68	8.47	[8]	9		.02	[9]	.01	[9]	.38	[9]	2.56	[9]
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91		8		.01		.01		.38		1.78
10/31/2017[6,15]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[8]	5		.01	[9]	.01	[9]	.39	[9]	1.46	[9]
Class R-1:
4/30/2019[6,7]	13.91	.10	.93	1.03	(.06)	(.41)	(.47)	14.47	7.83	[8]	31		1.14	[9]	1.14	[9]	1.51	[9]	1.40	[9]
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)		29		1.13		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.13		1.51		.71
10/31/2016	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
10/31/2015	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/2014	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
Class R-2:
4/30/2019[6,7]	13.81	.10	.93	1.03	(.07)	(.41)	(.48)	14.36	7.88	[8]	1,279		1.12	[9]	1.12	[9]	1.49	[9]	1.44	[9]
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)		1,167		1.11		1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.10		1.48		.72
10/31/2016	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
10/31/2015	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74
10/31/2014	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80		725		1.17		1.07		1.45		.70

68	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$13.92	$.12	$.93	$1.05	$(.12)	$(.41)	$(.53)	$14.44	8.02%[8]		$295		.82%[9]		.82%[9]		1.19%[9]		1.69%[9]
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11		240		.81		.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149		.80		.80		1.18		.83
10/31/2016	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66
10/31/2015	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71
10/31/2014[6,18]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.42	[8,12]	.29	[8,12]
Class R-3:
4/30/2019[6,7]	13.99	.13	.94	1.07	(.13)	(.41)	(.54)	14.52	8.14	[8]	2,011		.67	[9]	.67	[9]	1.04	[9]	1.88	[9]
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26		1,823		.66		.66		1.03		1.14
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06		1,720		.65		.65		1.03		1.15
10/31/2016	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267		.71		.69		1.08		1.06
10/31/2015	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037		.77		.67		1.06		1.09
10/31/2014	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14		819		.79		.69		1.07		1.06
Class R-4:
4/30/2019[6,7]	14.12	.15	.95	1.10	(.18)	(.41)	(.59)	14.63	8.25	[8]	2,437		.37	[9]	.37	[9]	.74	[9]	2.17	[9]
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54		2,106		.36		.36		.73		1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43		2,030		.35		.35		.73		1.41
10/31/2016	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261		.39		.38		.77		1.35
10/31/2015	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852		.46		.36		.75		1.40
10/31/2014	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55		560		.47		.37		.75		1.40
Class R-5E:
4/30/2019[6,7]	14.13	.16	.95	1.11	(.21)	(.41)	(.62)	14.62	8.38	[8]	957		.16	[9]	.16	[9]	.53	[9]	2.28	[9]
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82		692		.15		.15		.52		1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67		191		.14		.14		.52		1.51
10/31/2016[6,16]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[8]	69		.16	[9]	.16	[9]	.55	[9]	1.26	[9]
Class R-5:
4/30/2019[6,7]	14.28	.18	.95	1.13	(.22)	(.41)	(.63)	14.78	8.43	[8]	786		.07	[9]	.07	[9]	.44	[9]	2.51	[9]
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84		720		.06		.06		.43		1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81		1,097		.06		.06		.44		1.67
10/31/2016	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527		.09		.07		.46		1.65
10/31/2015	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35		359		.16		.06		.45		1.67
10/31/2014	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82		249		.16		.06		.44		1.63
Class R-6:
4/30/2019[6,7]	14.23	.17	.96	1.13	(.23)	(.41)	(.64)	14.72	8.45	[8]	11,419		.01	[9]	.01	[9]	.38	[9]	2.49	[9]
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91		9,046		.01		.01		.38		1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83		5,747		.01		.01		.39		1.73
10/31/2016	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792		.03		.02		.41		1.73
10/31/2015	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39		1,527		.12		.02		.41		1.59
10/31/2014	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90		615		.12		.02		.40		1.53

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$13.20	$.15	$.79	$.94	$(.18)	$(.32)	$(.50)	$13.64	7.55%[8]		$2,600		.37%[9]		.37%[9]		.72%[9]		2.30%[9]
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25		2,315		.34		.34		.69		1.56
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21		2,127		.34		.34		.70		1.54
10/31/2016	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83		1,730		.38		.37		.74		1.50
10/31/2015	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61		1,442		.45		.35		.73		1.50
10/31/2014	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
Class C:
4/30/2019[6,7]	12.93	.10	.78	.88	(.09)	(.32)	(.41)	13.40	7.15	[8]	179		1.11	[9]	1.11	[9]	1.46	[9]	1.55	[9]
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)		157		1.10		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31		138		1.11		1.11		1.47		.75
10/31/2016	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
10/31/2015	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/2014[6,17]	11.99	.03	.55	.58	—	—	—	12.57	4.84	[8]	12		1.21	[9]	1.11	[9]	1.48	[9]	.36	[9]
Class T:
4/30/2019[6,7]	13.22	.17	.79	.96	(.21)	(.32)	(.53)	13.65	7.68	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.50	[9,12]	2.56	[9,12]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46	[12]	—	[13]	.14	[12]	.14	[12]	.49	[12]	1.78	[12]
10/31/2017[6,14]	12.51	.10	.89	.99	—	—	—	13.50	7.91	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.50	[9,12]	1.34	[9,12]
Class F-1:
4/30/2019[6,7]	13.12	.15	.78	.93	(.18)	(.32)	(.50)	13.55	7.51	[8]	64		.38	[9]	.38	[9]	.73	[9]	2.27	[9]
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26		55		.37		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20		42		.37		.37		.73		1.43
10/31/2016	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
10/31/2015	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/2014[6,17]	11.99	.09	.55	.64	—	—	—	12.63	5.34	[8]	1		.47	[9]	.37	[9]	.74	[9]	1.01	[9]
Class F-2:
4/30/2019[6,7]	13.21	.17	.79	.96	(.22)	(.32)	(.54)	13.63	7.69	[8]	145		.10	[9]	.10	[9]	.45	[9]	2.55	[9]
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56		114		.11		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42		53		.11		.11		.47		1.72
10/31/2016	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
10/31/2015	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/2014[6,17]	11.99	.13	.53	.66	—	—	—	12.65	5.50	[8]	—	[13]	.23	[9]	.13	[9]	.50	[9]	1.48	[9]
Class F-3:
4/30/2019[6,7]	13.24	.17	.80	.97	(.23)	(.32)	(.55)	13.66	7.75	[8]	13		.02	[9]	.01	[9]	.36	[9]	2.67	[9]
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63		11		.01		.01		.36		1.86
10/31/2017[6,15]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20	[8]	10		.01	[9]	.01	[9]	.37	[9]	1.50	[9]
Class R-1:
4/30/2019[6,7]	12.94	.10	.78	.88	(.08)	(.32)	(.40)	13.42	7.15	[8]	29		1.14	[9]	1.14	[9]	1.49	[9]	1.52	[9]
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)		25		1.13		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26		24		1.13		1.13		1.49		.77
10/31/2016	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
10/31/2015	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/2014	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
Class R-2:
4/30/2019[6,7]	12.88	.10	.78	.88	(.08)	(.32)	(.40)	13.36	7.17	[8]	1,175		1.12	[9]	1.12	[9]	1.47	[9]	1.56	[9]
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)		1,096		1.11		1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30		1,116		1.10		1.10		1.46		.79
10/31/2016	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76
10/31/2015	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95		826		1.14		1.04		1.42		.82
10/31/2014	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11		744		1.17		1.07		1.44		.71

70	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$12.98	$.12	$.77	$.89	$(.13)	$(.32)	$(.45)	$13.42	7.24%[8]		$364		.82%[9]		.82%[9]		1.17%[9]		1.82%[9]
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)		300		.81		.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68		203		.80		.80		1.16		.94
10/31/2016	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40		50		.81		.81		1.18		.81
10/31/2015	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44		—	[13]	.83		.73		1.11		.98
10/31/2014[6,18]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.41	[8,12]	.30	[8,12]
Class R-3:
4/30/2019[6,7]	13.05	.13	.78	.91	(.14)	(.32)	(.46)	13.50	7.35	[8]	1,826		.67	[9]	.67	[9]	1.02	[9]	2.01	[9]
10/31/2018	13.33	.17	(.17)	— [10]	(.11)	(.17)	(.28)	13.05	(.04)		1,692		.66		.66		1.01		1.24
10/31/2017	12.05	.15	1.47	1.62	(.11)	(.23)	(.34)	13.33	13.80		1,623		.65		.65		1.01		1.22
10/31/2016	12.28	.14	.27	.41	(.07)	(.57)	(.64)	12.05	3.54		1,237		.71		.69		1.06		1.18
10/31/2015	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31		979		.78		.68		1.06		1.18
10/31/2014	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45		815		.79		.69		1.06		1.08
Class R-4:
4/30/2019[6,7]	13.17	.15	.79	.94	(.18)	(.32)	(.50)	13.61	7.54	[8]	2,269		.37	[9]	.37	[9]	.72	[9]	2.29	[9]
10/31/2018	13.45	.21	(.17)	.04	(.15)	(.17)	(.32)	13.17	.26		1,968		.36		.36		.71		1.55
10/31/2017	12.15	.19	1.49	1.68	(.15)	(.23)	(.38)	13.45	14.19		1,847		.35		.35		.71		1.48
10/31/2016	12.38	.18	.27	.45	(.11)	(.57)	(.68)	12.15	3.85		1,167		.39		.38		.75		1.47
10/31/2015	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62		775		.46		.36		.74		1.48
10/31/2014	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87		517		.47		.37		.74		1.39
Class R-5E:
4/30/2019[6,7]	13.18	.16	.79	.95	(.21)	(.32)	(.53)	13.60	7.65	[8]	944		.16	[9]	.16	[9]	.51	[9]	2.41	[9]
10/31/2018	13.46	.21	(.14)	.07	(.18)	(.17)	(.35)	13.18	.46		705		.15		.15		.50		1.57
10/31/2017	12.16	.21	1.49	1.70	(.17)	(.23)	(.40)	13.46	14.41		169		.14		.14		.50		1.65
10/31/2016[6,16]	12.41	.17	.29	.46	(.14)	(.57)	(.71)	12.16	3.99	[8]	83		.16	[9]	.16	[9]	.53	[9]	1.45	[9]
Class R-5:
4/30/2019[6,7]	13.31	.17	.80	.97	(.22)	(.32)	(.54)	13.74	7.72	[8]	706		.07	[9]	.07	[9]	.42	[9]	2.63	[9]
10/31/2018	13.59	.25	(.18)	.07	(.18)	(.17)	(.35)	13.31	.49		656		.06		.06		.41		1.85
10/31/2017	12.27	.23	1.50	1.73	(.18)	(.23)	(.41)	13.59	14.51		1,054		.06		.06		.42		1.76
10/31/2016	12.49	.21	.28	.49	(.14)	(.57)	(.71)	12.27	4.17		543		.09		.07		.44		1.77
10/31/2015	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95		354		.16		.06		.44		1.75
10/31/2014	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16		243		.16		.06		.43		1.65
Class R-6:
4/30/2019[6,7]	13.28	.17	.81	.98	(.23)	(.32)	(.55)	13.71	7.80	[8]	10,043		.01	[9]	.01	[9]	.36	[9]	2.62	[9]
10/31/2018	13.56	.26	(.18)	.08	(.19)	(.17)	(.36)	13.28	.55		8,004		.01		.01		.36		1.88
10/31/2017	12.24	.23	1.50	1.73	(.18)	(.23)	(.41)	13.56	14.58		4,715		.01		.01		.37		1.82
10/31/2016	12.46	.22	.27	.49	(.14)	(.57)	(.71)	12.24	4.23		2,313		.03		.02		.39		1.87
10/31/2015	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92		1,382		.12		.02		.40		1.65
10/31/2014	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31		454		.12		.02		.39		1.64

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$12.37	$.16	$.64	$.80	$(.21)	$(.28)	$(.49)	$12.68	6.78%[8]		$2,130		.37%[9]		.37%[9]		.70%[9]		2.70%[9]
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17		1,985		.35		.35		.68		1.89
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82		1,977		.36		.36		.70		1.74
10/31/2016	11.68	.19	.25	.44	(.13)	(.33)	(.46)	11.66	3.92		1,704		.38		.37		.72		1.66
10/31/2015	11.90	.19	— [10]	.19	(.14)	(.27)	(.41)	11.68	1.64		1,485		.46		.36		.71		1.60
10/31/2014	11.18	.18	.81	.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
Class C:
4/30/2019[6,7]	12.13	.12	.62	.74	(.12)	(.28)	(.40)	12.47	6.37	[8]	137		1.11	[9]	1.11	[9]	1.44	[9]	1.94	[9]
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)		126		1.10		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94		118		1.11		1.11		1.45		.96
10/31/2016	11.54	.10	.25	.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
10/31/2015	11.84	.09	.01	.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/2014[6,17]	11.29	.05	.50	.55	—	—	—	11.84	4.87	[8]	14		1.21	[9]	1.11	[9]	1.46	[9]	.58	[9]
Class T:
4/30/2019[6,7]	12.38	.18	.64	.82	(.24)	(.28)	(.52)	12.68	6.93	[8,12]	—	[13]	.15	[9,12]	.15	[9,12]	.48	[9,12]	2.95	[9,12]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40	[12]	—	[13]	.14	[12]	.14	[12]	.47	[12]	2.10	[12]
10/31/2017[6,14]	11.89	.11	.67	.78	—	—	—	12.67	6.56	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.48	[9,12]	1.61	[9,12]
Class F-1:
4/30/2019[6,7]	12.29	.16	.64	.80	(.21)	(.28)	(.49)	12.60	6.83	[8]	48		.38	[9]	.38	[9]	.71	[9]	2.69	[9]
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11		45		.37		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73		37		.37		.37		.71		1.66
10/31/2016	11.65	.19	.25	.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
10/31/2015	11.90	.18	.01	.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/2014[6,17]	11.29	.12	.49	.61	—	—	—	11.90	5.40	[8]	2		.47	[9]	.37	[9]	.72	[9]	1.45	[9]
Class F-2:
4/30/2019[6,7]	12.37	.18	.63	.81	(.24)	(.28)	(.52)	12.66	6.93	[8]	106		.10	[9]	.10	[9]	.43	[9]	2.97	[9]
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42		93		.11		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04		46		.11		.11		.45		1.93
10/31/2016	11.69	.21	.26	.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
10/31/2015	11.92	.21	.01	.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/2014[6,17]	11.29	.13	.50	.63	—	—	—	11.92	5.58	[8]	1		.23	[9]	.13	[9]	.48	[9]	1.62	[9]
Class F-3:
4/30/2019[6,7]	12.40	.19	.63	.82	(.25)	(.28)	(.53)	12.69	6.99	[8]	5		.01	[9]	.01	[9]	.34	[9]	3.19	[9]
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49		6		.01		.01		.34		2.19
10/31/2017[6,15]	11.68	.16	.85	1.01	—	—	—	12.69	8.65	[8]	1		.01	[9]	.01	[9]	.35	[9]	1.72	[9]
Class R-1:
4/30/2019[6,7]	12.15	.12	.63	.75	(.11)	(.28)	(.39)	12.51	6.40	[8]	18		1.14	[9]	1.14	[9]	1.47	[9]	1.93	[9]
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)		17		1.13		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87		18		1.13		1.13		1.47		.99
10/31/2016	11.48	.10	.25	.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
10/31/2015	11.70	.09	.01	.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/2014	11.00	.09	.79	.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
Class R-2:
4/30/2019[6,7]	12.11	.12	.62	.74	(.11)	(.28)	(.39)	12.46	6.37	[8]	749		1.12	[9]	1.12	[9]	1.45	[9]	1.96	[9]
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)		728		1.11		1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97		784		1.09		1.09		1.43		1.01
10/31/2016	11.46	.10	.25	.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92
10/31/2015	11.69	.11	— [10]	.11	(.07)	(.27)	(.34)	11.46	.89		699		1.14		1.04		1.39		.93
10/31/2014	10.99	.10	.80	.90	(.10)	(.10)	(.20)	11.69	8.24		664		1.16		1.06		1.41		.88

72	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$12.16	$.13	$.63	$.76	$(.16)	$(.28)	$(.44)	$12.48	6.57%[8]		$202		.82%[9]		.82%[9]		1.15%[9]		2.22%[9]
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)		173		.81		.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22		122		.80		.80		1.14		1.17
10/31/2016	11.63	.11	.29	.40	(.15)	(.33)	(.48)	11.55	3.57		43		.81		.80		1.15		.96
10/31/2015	11.90	.11	.06	.17	(.17)	(.27)	(.44)	11.63	1.45		1		.85		.75		1.10		.93
10/31/2014[6,18]	11.93	.04	(.07)	(.03)	—	—	—	11.90	(.25)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.39	[8,12]	.33	[8,12]
Class R-3:
4/30/2019[6,7]	12.24	.14	.64	.78	(.17)	(.28)	(.45)	12.57	6.65	[8]	1,332		.67	[9]	.67	[9]	1.00	[9]	2.40	[9]
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)		1,284		.66		.66		.99		1.58
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45		1,358		.65		.65		.99		1.44
10/31/2016	11.58	.15	.25	.40	(.10)	(.33)	(.43)	11.55	3.56		1,148		.71		.69		1.04		1.34
10/31/2015	11.80	.15	.01	.16	(.11)	(.27)	(.38)	11.58	1.34		982		.77		.67		1.02		1.29
10/31/2014	11.09	.14	.80	.94	(.13)	(.10)	(.23)	11.80	8.60		831		.79		.69		1.04		1.26
Class R-4:
4/30/2019[6,7]	12.34	.16	.65	.81	(.21)	(.28)	(.49)	12.66	6.84	[8]	1,701		.37	[9]	.37	[9]	.70	[9]	2.71	[9]
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19		1,633		.36		.36		.69		1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69		1,703		.35		.35		.69		1.71
10/31/2016	11.67	.19	.25	.44	(.13)	(.33)	(.46)	11.65	3.96		1,173		.39		.38		.73		1.63
10/31/2015	11.89	.19	.01	.20	(.15)	(.27)	(.42)	11.67	1.66		865		.46		.36		.71		1.60
10/31/2014	11.17	.18	.81	.99	(.17)	(.10)	(.27)	11.89	8.96		587		.47		.37		.72		1.58
Class R-5E:
4/30/2019[6,7]	12.34	.17	.64	.81	(.24)	(.28)	(.52)	12.63	6.88	[8]	760		.16	[9]	.16	[9]	.49	[9]	2.79	[9]
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39		590		.15		.15		.48		1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03		169		.14		.14		.48		1.88
10/31/2016[6,16]	11.67	.18	.29	.47	(.17)	(.33)	(.50)	11.64	4.19	[8]	85		.16	[9]	.16	[9]	.51	[9]	1.64	[9]
Class R-5:
4/30/2019[6,7]	12.47	.19	.64	.83	(.25)	(.28)	(.53)	12.77	6.97	[8]	527		.07	[9]	.07	[9]	.40	[9]	3.03	[9]
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43		505		.06		.06		.39		2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15		808		.06		.06		.40		1.99
10/31/2016	11.76	.22	.26	.48	(.16)	(.33)	(.49)	11.75	4.29		474		.09		.07		.42		1.92
10/31/2015	11.99	.22	— [10]	.22	(.18)	(.27)	(.45)	11.76	1.83		343		.17		.07		.42		1.85
10/31/2014	11.25	.21	.83	1.04	(.20)	(.10)	(.30)	11.99	9.36		238		.16		.06		.41		1.83
Class R-6:
4/30/2019[6,7]	12.44	.18	.64	.82	(.25)	(.28)	(.53)	12.73	6.97	[8]	7,395		.01	[9]	.01	[9]	.34	[9]	3.02	[9]
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57		6,238		.01		.01		.34		2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14		4,408		.01		.01		.35		2.04
10/31/2016	11.74	.23	.25	.48	(.17)	(.33)	(.50)	11.72	4.26		2,360		.03		.02		.37		2.02
10/31/2015	11.96	.21	.02	.23	(.18)	(.27)	(.45)	11.74	1.96		1,522		.12		.02		.37		1.80
10/31/2014	11.23	.21	.82	1.03	(.20)	(.10)	(.30)	11.96	9.33		584		.12		.02		.37		1.77

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$11.38	$.16	$.54	$.70	$(.22)	$(.24)	$(.46)	$11.62	6.50%[8]		$968		.37%[9]		.37%[9]		.69%[9]		2.87%[9]
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)		935		.34		.34		.66		2.16
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17		1,021		.37		.37		.69		2.01
10/31/2016	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40		978		.38		.37		.70		2.02
10/31/2015	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88		912		.47		.37		.71		2.00
10/31/2014	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
Class C:
4/30/2019[6,7]	11.18	.12	.53	.65	(.13)	(.24)	(.37)	11.46	6.13	[8]	47		1.12	[9]	1.12	[9]	1.44	[9]	2.12	[9]
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)		45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25		45		1.12		1.12		1.44		1.25
10/31/2016	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59		40		1.14		1.13		1.46		1.26
10/31/2015	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15		28		1.21		1.11		1.45		1.23
10/31/2014[6,17]	10.83	.06	.46	.52	—	—	—	11.35	4.80	[8]	9		1.21	[9]	1.11	[9]	1.44	[9]	.83	[9]
Class T:
4/30/2019[6,7]	11.39	.17	.55	.72	(.25)	(.24)	(.49)	11.62	6.64	[8,12]	—	[13]	.16	[9,12]	.16	[9,12]	.48	[9,12]	3.11	[9,12]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[12]		—	[13]	.15	[12]	.15	[12]	.47	[12]	2.35	[12]
10/31/2017[6,14]	11.10	.12	.51	.63	—	—	—	11.73	5.68	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.46	[9,12]	1.90	[9,12]
Class F-1:
4/30/2019[6,7]	11.32	.16	.54	.70	(.22)	(.24)	(.46)	11.56	6.51	[8]	13		.38	[9]	.38	[9]	.70	[9]	2.87	[9]
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)		13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17		14		.37		.37		.69		1.96
10/31/2016	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38		6		.39		.38		.71		1.97
10/31/2015	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90		2		.48		.38		.72		1.97
10/31/2014[6,17]	10.83	.12	.45	.57	—	—	—	11.40	5.26	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.55	[9]
Class F-2:
4/30/2019[6,7]	11.39	.18	.53	.71	(.25)	(.24)	(.49)	11.61	6.64	[8]	40		.10	[9]	.10	[9]	.42	[9]	3.14	[9]
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06		38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45		19		.12		.12		.44		2.21
10/31/2016	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62		12		.12		.11		.44		2.23
10/31/2015	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17		3		.22		.12		.46		2.24
10/31/2014[6,17]	10.83	.13	.46	.59	—	—	—	11.42	5.45	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.72	[9]
Class F-3:
4/30/2019[6,7]	11.42	.18	.54	.72	(.26)	(.24)	(.50)	11.64	6.69	[8]	2		.02	[9]	.02	[9]	.34	[9]	3.29	[9]
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22		4		.01		.01		.33		2.45
10/31/2017[6,15]	10.92	.20	.62	.82	—	—	—	11.74	7.51	[8]	—	[13]	.05	[9]	.04	[9]	.36	[9]	2.32	[9]
Class R-1:
4/30/2019[6,7]	11.15	.11	.54	.65	(.12)	(.24)	(.36)	11.44	6.08	[8]	10		1.15	[9]	1.15	[9]	1.47	[9]	2.06	[9]
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)		10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31		11		1.14		1.14		1.46		1.25
10/31/2016	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50		13		1.18		1.16		1.49		1.23
10/31/2015	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15		12		1.25		1.15		1.49		1.23
10/31/2014	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
Class R-2:
4/30/2019[6,7]	11.16	.12	.54	.66	(.13)	(.24)	(.37)	11.45	6.15	[8]	267		1.13	[9]	1.13	[9]	1.45	[9]	2.12	[9]
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)		274		1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40		311		1.09		1.09		1.41		1.29
10/31/2016	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61		322		1.14		1.12		1.45		1.27
10/31/2015	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17		336		1.14		1.04		1.38		1.33
10/31/2014	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65		357		1.16		1.06		1.39		1.04

74	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$11.18	$.13	$.54	$.67	$(.17)	$(.24)	$(.41)	$11.44	6.31%[8]		$87		.82%[9]		.82%[9]		1.14%[9]		2.38%[9]
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)		84		.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62		62		.80		.80		1.12		1.47
10/31/2016	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97		26		.81		.81		1.14		1.49
10/31/2015	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78		—	[13]	.81		.71		1.05		1.61
10/31/2014[6,18]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[8,12]		—	[13]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.37	[8,12]
Class R-3:
4/30/2019[6,7]	11.28	.14	.54	.68	(.18)	(.24)	(.42)	11.54	6.35	[8]	470		.67	[9]	.67	[9]	.99	[9]	2.56	[9]
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)		483		.66		.66		.98		1.83
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73		546		.65		.65		.97		1.71
10/31/2016	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10		513		.71		.70		1.03		1.69
10/31/2015	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57		481		.78		.68		1.02		1.70
10/31/2014	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06		485		.79		.69		1.02		1.41
Class R-4:
4/30/2019[6,7]	11.36	.16	.55	.71	(.22)	(.24)	(.46)	11.61	6.55	[8]	460		.37	[9]	.37	[9]	.69	[9]	2.87	[9]
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)		453		.36		.36		.68		2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10		534		.35		.35		.67		1.99
10/31/2016	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44		425		.39		.38		.71		2.00
10/31/2015	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82		338		.47		.37		.71		2.01
10/31/2014	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43		272		.47		.37		.70		1.72
Class R-5E:
4/30/2019[6,7]	11.35	.17	.54	.71	(.25)	(.24)	(.49)	11.57	6.58	[8]	235		.16	[9]	.16	[9]	.48	[9]	2.99	[9]
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05		200		.15		.15		.47		2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37		52		.15		.15		.47		2.15
10/31/2016[6,16]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87	[8]	29		.16	[9]	.16	[9]	.49	[9]	2.01	[9]
Class R-5:
4/30/2019[6,7]	11.47	.18	.54	.72	(.25)	(.24)	(.49)	11.70	6.69	[8]	138		.07	[9]	.07	[9]	.39	[9]	3.19	[9]
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09		140		.07		.07		.39		2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51		259		.06		.06		.38		2.28
10/31/2016	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70		181		.09		.07		.40		2.28
10/31/2015	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17		141		.17		.07		.41		2.29
10/31/2014	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76		126		.16		.06		.39		1.98
Class R-6:
4/30/2019[6,7]	11.43	.18	.54	.72	(.26)	(.24)	(.50)	11.65	6.68	[8]	2,293		.02	[9]	.02	[9]	.34	[9]	3.19	[9]
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16		1,996		.01		.01		.33		2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50		1,448		.01		.01		.33		2.33
10/31/2016	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77		850		.03		.02		.35		2.38
10/31/2015	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22		627		.12		.02		.36		2.22
10/31/2014	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83		273		.12		.02		.35		1.99

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$10.71	$.15	$.48	$.63	$(.21)	$(.17)	$(.38)	$10.96	6.22%[8]		$545		.36%[9]		.36%[9]		.68%[9]		2.88%[9]
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)		528		.36		.36		.68		2.18
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32		598		.35		.35		.67		2.08
10/31/2016	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38		573		.39		.38		.71		2.11
10/31/2015	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70		576		.46		.36		.69		2.20
10/31/2014	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
Class C:
4/30/2019[6,7]	10.53	.11	.47	.58	(.13)	(.17)	(.30)	10.81	5.74	[8]	26		1.11	[9]	1.11	[9]	1.43	[9]	2.12	[9]
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)		25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52		26		1.11		1.11		1.43		1.31
10/31/2016	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66		22		1.14		1.13		1.46		1.34
10/31/2015	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)		14		1.22		1.12		1.45		1.40
10/31/2014[6,17]	10.22	.08	.41	.49	—	—	—	10.71	4.79	[8]	6		1.21	[9]	1.11	[9]	1.44	[9]	1.04	[9]
Class T:
4/30/2019[6,7]	10.72	.16	.48	.64	(.24)	(.17)	(.41)	10.95	6.27	[8,12]	—	[13]	.16	[9,12]	.16	[9,12]	.48	[9,12]	3.10	[9,12]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[12]		—	[13]	.15	[12]	.15	[12]	.47	[12]	2.38	[12]
10/31/2017[6,14]	10.48	.12	.43	.55	—	—	—	11.03	5.25	[8,12]	—	[13]	.14	[9,12]	.14	[9,12]	.46	[9,12]	1.96	[9,12]
Class F-1:
4/30/2019[6,7]	10.66	.16	.46	.62	(.21)	(.17)	(.38)	10.90	6.14	[8]	7		.39	[9]	.39	[9]	.71	[9]	2.98	[9]
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)		8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42		8		.38		.38		.70		2.04
10/31/2016	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30		3		.39		.38		.71		2.04
10/31/2015	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68		1		.48		.38		.71		2.06
10/31/2014[6,17]	10.22	.11	.43	.54	—	—	—	10.76	5.28	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.56	[9]
Class F-2:
4/30/2019[6,7]	10.71	.16	.48	.64	(.24)	(.17)	(.41)	10.94	6.36	[8]	21		.11	[9]	.11	[9]	.43	[9]	3.11	[9]
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)		18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64		8		.12		.12		.44		2.27
10/31/2016	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69		5		.13		.12		.45		2.35
10/31/2015	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89		2		.23		.13		.46		2.52
10/31/2014[6,17]	10.22	.14	.42	.56	—	—	—	10.78	5.48	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.93	[9]
Class F-3:
4/30/2019[6,7]	10.74	.14	.50	.64	(.25)	(.17)	(.42)	10.96	6.32	[8]	3		.03	[9]	.03	[9]	.35	[9]	2.71	[9]
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04		1		.01		.01		.33		2.56
10/31/2017[6,15]	10.31	.16	.57	.73	—	—	—	11.04	7.08	[8]	—	[13]	.02	[9]	.01	[9]	.33	[9]	2.00	[9]
Class R-1:
4/30/2019[6,7]	10.63	.11	.47	.58	(.10)	(.17)	(.27)	10.94	5.73	[8]	2		1.16	[9]	1.16	[9]	1.48	[9]	2.10	[9]
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)		3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47		3		1.14		1.14		1.46		1.35
10/31/2016	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58		5		1.18		1.17		1.50		1.30
10/31/2015	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)		4		1.25		1.15		1.48		1.40
10/31/2014	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
Class R-2:
4/30/2019[6,7]	10.53	.11	.47	.58	(.13)	(.17)	(.30)	10.81	5.75	[8]	113		1.13	[9]	1.13	[9]	1.45	[9]	2.10	[9]
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)		108		1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58		125		1.09		1.09		1.41		1.35
10/31/2016	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66		130		1.14		1.12		1.45		1.38
10/31/2015	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)		135		1.15		1.05		1.38		1.51
10/31/2014	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13		149		1.17		1.07		1.40		1.34

76	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2019[6,7]	$10.54	$.12	$.47	$.59	$(.17)	$(.17)	$(.34)	$10.79	5.85%[8]	$52		.83%[9]		.83%[9]		1.15%[9]		2.35%[9]
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45		.81		.81		1.13		1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88	41		.80		.80		1.12		1.52
10/31/2016	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92	16		.81		.81		1.14		1.52
10/31/2015	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58	—	[13]	.78		.68		1.01		1.81
10/31/2014[6,18]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[8,12]	—	[13]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.42	[8,12]
Class R-3:
4/30/2019[6,7]	10.63	.13	.47	.60	(.18)	(.17)	(.35)	10.88	5.93 [8]	294		.68	[9]	.68	[9]	1.00	[9]	2.55	[9]
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285		.67		.67		.99		1.85
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11	291		.66		.66		.98		1.76
10/31/2016	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99	262		.72		.70		1.03		1.79
10/31/2015	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38	223		.79		.69		1.02		1.86
10/31/2014	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44	205		.79		.69		1.02		1.70
Class R-4:
4/30/2019[6,7]	10.69	.15	.48	.63	(.21)	(.17)	(.38)	10.94	6.21 [8]	324		.38	[9]	.38	[9]	.70	[9]	2.85	[9]
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310		.37		.37		.69		2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36	353		.36		.36		.68		2.06
10/31/2016	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34	303		.40		.38		.71		2.09
10/31/2015	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63	236		.47		.37		.70		2.19
10/31/2014	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84	170		.47		.37		.70		2.02
Class R-5E:
4/30/2019[6,7]	10.69	.16	.47	.63	(.24)	(.17)	(.41)	10.91	6.20 [8]	124		.17	[9]	.17	[9]	.49	[9]	3.00	[9]
10/31/2018	10.99	.24	(.24)	— [10]	(.21)	(.09)	(.30)	10.69	(.08)	104		.16		.16		.48		2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62	46		.15		.15		.47		2.24
10/31/2016[6,16]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97 [8]	33		.17	[9]	.17	[9]	.50	[9]	2.12	[9]
Class R-5:
4/30/2019[6,7]	10.79	.17	.47	.64	(.24)	(.17)	(.41)	11.02	6.32 [8]	109		.07	[9]	.07	[9]	.39	[9]	3.19	[9]
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108		.07		.07		.39		2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70	206		.06		.06		.38		2.31
10/31/2016	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67	119		.09		.08		.41		2.38
10/31/2015	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01	88		.18		.08		.41		2.45
10/31/2014	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11	71		.17		.07		.40		2.22
Class R-6:
4/30/2019[6,7]	10.76	.17	.48	.65	(.25)	(.17)	(.42)	10.99	6.40 [8]	1,618		.02	[9]	.02	[9]	.34	[9]	3.17	[9]
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380		.01		.01		.33		2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77	1,012		.02		.02		.34		2.37
10/31/2016	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75	571		.04		.02		.35		2.51
10/31/2015	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95	490		.13		.03		.36		2.33
10/31/2014	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18	163		.12		.02		.35		2.22

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2019[6,7,8]		2018		2017		2016	2015	2014
2060 Fund	—%[19]		3%		4%		12%	20%[6,8,11]
2055 Fund	—	[19]	—	[19]	1		3	6	2%
2050 Fund	—	[19]	—	[19]	—	[19]	2	6	1
2045 Fund	—	[19]	—	[19]	—	[19]	3	5	1
2040 Fund	—	[19]	—	[19]	—	[19]	2	5	1
2035 Fund	—	[19]	—	[19]	—	[19]	3	5	1
2030 Fund	—	[19]	—	[19]	—	[19]	3	6	2
2025 Fund	—	[19]	—	[19]	—	[19]	5	9	3
2020 Fund	1		2		1		5	8	4
2015 Fund	4		7		4		8	15	6
2010 Fund	3		8		5		14	19	17

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Amount less than $1 million.
[14]	Class T shares began investment operations on April 7, 2017.
[15]	Class F-3 shares began investment operations on January 27, 2017.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Class C, F-1 and F-2 shares were offered beginning February 21, 2014.
[18]	Class R-2E shares began investment operations on August 29, 2014.
[19]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

78	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	79

2060 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,098.28	$2.19	.42%	$4.27	.82%
Class A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.11	.82
Class C – actual return	1,000.00	1,093.92	5.97	1.15	8.05	1.55
Class C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class T – actual return	1,000.00	1,099.83	.94	.18	3.02	.58
Class T – assumed 5% return	1,000.00	1,023.90	.90	.18	2.91	.58
Class F-1 – actual return	1,000.00	1,097.88	2.13	.41	4.21	.81
Class F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41	4.06	.81
Class F-2 – actual return	1,000.00	1,098.67	.73	.14	2.81	.54
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.71	.54
Class F-3 – actual return	1,000.00	1,100.47	.31	.06	2.40	.46
Class F-3 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.31	.46
Class R-1 – actual return	1,000.00	1,094.12	5.87	1.13	7.94	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class R-2 – actual return	1,000.00	1,093.72	6.02	1.16	8.10	1.56
Class R-2 – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.80	1.56
Class R-2E – actual return	1,000.00	1,096.10	4.47	.86	6.55	1.26
Class R-2E – assumed 5% return	1,000.00	1,020.53	4.31	.86	6.31	1.26
Class R-3 – actual return	1,000.00	1,096.01	3.69	.71	5.77	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.27	3.56	.71	5.56	1.11
Class R-4 – actual return	1,000.00	1,098.22	2.13	.41	4.21	.81
Class R-4 – assumed 5% return	1,000.00	1,022.76	2.06	.41	4.06	.81
Class R-5E – actual return	1,000.00	1,098.69	1.04	.20	3.12	.60
Class R-5E – assumed 5% return	1,000.00	1,023.80	1.00	.20	3.01	.60
Class R-5 – actual return	1,000.00	1,099.60	.57	.11	2.65	.51
Class R-5 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.56	.51
Class R-6 – actual return	1,000.00	1,100.04	.31	.06	2.40	.46
Class R-6 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.31	.46

80	American Funds Target Date Retirement Series

2055 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,098.15	$1.98	.38%	$4.06	.78%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class C – actual return	1,000.00	1,093.64	5.81	1.12	7.89	1.52
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.60	1.52
Class T – actual return	1,000.00	1,099.71	.83	.16	2.92	.56
Class T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.81	.56
Class F-1 – actual return	1,000.00	1,097.90	2.03	.39	4.11	.79
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.96	.79
Class F-2 – actual return	1,000.00	1,100.02	.57	.11	2.66	.51
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.56	.51
Class F-3 – actual return	1,000.00	1,099.93	.16	.03	2.24	.43
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43
Class R-1 – actual return	1,000.00	1,093.46	6.02	1.16	8.10	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.80	1.56
Class R-2 – actual return	1,000.00	1,094.06	5.92	1.14	8.00	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2E – actual return	1,000.00	1,095.71	4.31	.83	6.39	1.23
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	6.16	1.23
Class R-3 – actual return	1,000.00	1,096.32	3.53	.68	5.61	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.41	1.08
Class R-4 – actual return	1,000.00	1,098.25	1.98	.38	4.06	.78
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-5E – actual return	1,000.00	1,099.16	.88	.17	2.97	.57
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.86	.57
Class R-5 – actual return	1,000.00	1,099.87	.42	.08	2.50	.48
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.41	.48
Class R-6 – actual return	1,000.00	1,099.78	.16	.03	2.24	.43
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

2050 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,097.52	$1.92	.37%	$4.00	.77%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class C – actual return	1,000.00	1,094.55	5.82	1.12	7.89	1.52
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.60	1.52
Class T – actual return	1,000.00	1,099.70	.78	.15	2.86	.55
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.76	.55
Class F-1 – actual return	1,000.00	1,097.78	1.98	.38	4.06	.78
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class F-2 – actual return	1,000.00	1,099.81	.57	.11	2.66	.51
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.56	.51
Class F-3 – actual return	1,000.00	1,099.71	.10	.02	2.19	.42
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,094.50	5.97	1.15	8.05	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class R-2 – actual return	1,000.00	1,093.84	5.87	1.13	7.94	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class R-2E – actual return	1,000.00	1,095.54	4.26	.82	6.34	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.11	1.22
Class R-3 – actual return	1,000.00	1,096.50	3.53	.68	5.61	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.41	1.08
Class R-4 – actual return	1,000.00	1,098.24	1.92	.37	4.01	.77
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-5E – actual return	1,000.00	1,098.91	.88	.17	2.97	.57
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.86	.57
Class R-5 – actual return	1,000.00	1,099.83	.36	.07	2.45	.47
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-6 – actual return	1,000.00	1,100.05	.10	.02	2.19	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

82	American Funds Target Date Retirement Series

2045 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,097.35	$1.92	.37%	$4.00	.77%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class C – actual return	1,000.00	1,093.92	5.76	1.11	7.84	1.51
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.55	1.51
Class T – actual return	1,000.00	1,098.82	.78	.15	2.86	.55
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.76	.55
Class F-1 – actual return	1,000.00	1,097.53	1.98	.38	4.06	.78
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class F-2 – actual return	1,000.00	1,098.46	.52	.10	2.60	.50
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.51	.50
Class F-3 – actual return	1,000.00	1,099.58	.10	.02	2.19	.42
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,093.00	5.97	1.15	8.04	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class R-2 – actual return	1,000.00	1,093.10	5.86	1.13	7.94	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class R-2E – actual return	1,000.00	1,095.56	4.26	.82	6.34	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.11	1.22
Class R-3 – actual return	1,000.00	1,095.50	3.48	.67	5.56	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.36	1.07
Class R-4 – actual return	1,000.00	1,097.28	1.92	.37	4.00	.77
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-5E – actual return	1,000.00	1,098.10	.83	.16	2.91	.56
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.81	.56
Class R-5 – actual return	1,000.00	1,098.86	.36	.07	2.45	.47
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-6 – actual return	1,000.00	1,099.16	.10	.02	2.19	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

2040 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,096.17	$1.87	.36%	$3.90	.75%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class C – actual return	1,000.00	1,092.28	5.76	1.11	7.78	1.50
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.50	1.50
Class T – actual return	1,000.00	1,097.78	.78	.15	2.81	.54
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.71	.54
Class F-1 – actual return	1,000.00	1,096.33	1.98	.38	4.00	.77
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.86	.77
Class F-2 – actual return	1,000.00	1,098.02	.52	.10	2.55	.49
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.46	.49
Class F-3 – actual return	1,000.00	1,098.48	.10	.02	2.13	.41
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41
Class R-1 – actual return	1,000.00	1,092.13	5.97	1.15	7.99	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.70	1.54
Class R-2 – actual return	1,000.00	1,092.54	5.81	1.12	7.83	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2E – actual return	1,000.00	1,094.61	4.26	.82	6.28	1.21
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.06	1.21
Class R-3 – actual return	1,000.00	1,094.96	3.48	.67	5.51	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.31	1.06
Class R-4 – actual return	1,000.00	1,096.86	1.92	.37	3.95	.76
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.81	.76
Class R-5E – actual return	1,000.00	1,097.63	.83	.16	2.86	.55
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.76	.55
Class R-5 – actual return	1,000.00	1,098.58	.36	.07	2.39	.46
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.31	.46
Class R-6 – actual return	1,000.00	1,098.18	.10	.02	2.13	.41
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41

84	American Funds Target Date Retirement Series

2035 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,093.67	$1.92	.37%	$3.95	.76%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.81	.76
Class C – actual return	1,000.00	1,089.41	5.75	1.11	7.77	1.50
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.50	1.50
Class T – actual return	1,000.00	1,094.51	.78	.15	2.80	.54
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.71	.54
Class F-1 – actual return	1,000.00	1,092.68	1.97	.38	4.00	.77
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.86	.77
Class F-2 – actual return	1,000.00	1,094.71	.52	.10	2.54	.49
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.46	.49
Class F-3 – actual return	1,000.00	1,095.21	.10	.02	2.13	.41
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41
Class R-1 – actual return	1,000.00	1,089.35	5.91	1.14	7.93	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.65	1.53
Class R-2 – actual return	1,000.00	1,089.21	5.80	1.12	7.82	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2E – actual return	1,000.00	1,090.76	4.25	.82	6.27	1.21
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.06	1.21
Class R-3 – actual return	1,000.00	1,091.82	3.48	.67	5.50	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.31	1.06
Class R-4 – actual return	1,000.00	1,093.68	1.92	.37	3.95	.76
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.81	.76
Class R-5E – actual return	1,000.00	1,094.25	.83	.16	2.86	.55
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.76	.55
Class R-5 – actual return	1,000.00	1,095.37	.36	.07	2.39	.46
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.31	.46
Class R-6 – actual return	1,000.00	1,095.65	.10	.02	2.13	.41
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

2030 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,082.52	$1.86	.36%	$3.77	.73%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class C – actual return	1,000.00	1,078.65	5.72	1.11	7.63	1.48
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class T – actual return	1,000.00	1,083.36	.77	.15	2.69	.52
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class F-1 – actual return	1,000.00	1,082.38	1.96	.38	3.87	.75
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class F-2 – actual return	1,000.00	1,083.44	.52	.10	2.43	.47
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.36	.47
Class F-3 – actual return	1,000.00	1,084.75	.05	.01	1.96	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,078.33	5.87	1.14	7.78	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.55	1.51
Class R-2 – actual return	1,000.00	1,078.80	5.77	1.12	7.68	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2E – actual return	1,000.00	1,080.18	4.23	.82	6.14	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.96	1.19
Class R-3 – actual return	1,000.00	1,081.39	3.46	.67	5.37	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.21	1.04
Class R-4 – actual return	1,000.00	1,082.50	1.91	.37	3.82	.74
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.71	.74
Class R-5E – actual return	1,000.00	1,083.78	.83	.16	2.74	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	1,084.32	.36	.07	2.27	.44
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.21	.44
Class R-6 – actual return	1,000.00	1,084.50	.05	.01	1.96	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

86	American Funds Target Date Retirement Series

2025 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,075.49	$1.90	.37%	$3.71	.72%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72
Class C – actual return	1,000.00	1,071.45	5.70	1.11	7.50	1.46
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.30	1.46
Class T – actual return	1,000.00	1,076.83	.77	.15	2.57	.50
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.51	.50
Class F-1 – actual return	1,000.00	1,075.10	1.96	.38	3.76	.73
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.66	.73
Class F-2 – actual return	1,000.00	1,076.88	.51	.10	2.32	.45
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.26	.45
Class F-3 – actual return	1,000.00	1,077.49	.05	.01	1.85	.36
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.81	.36
Class R-1 – actual return	1,000.00	1,071.47	5.86	1.14	7.65	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.45	1.49
Class R-2 – actual return	1,000.00	1,071.67	5.75	1.12	7.55	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.35	1.47
Class R-2E – actual return	1,000.00	1,072.38	4.21	.82	6.01	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.86	1.17
Class R-3 – actual return	1,000.00	1,073.51	3.44	.67	5.24	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.11	1.02
Class R-4 – actual return	1,000.00	1,075.41	1.90	.37	3.71	.72
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72
Class R-5E – actual return	1,000.00	1,076.51	.82	.16	2.63	.51
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.56	.51
Class R-5 – actual return	1,000.00	1,077.23	.36	.07	2.16	.42
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.11	.42
Class R-6 – actual return	1,000.00	1,078.03	.05	.01	1.85	.36
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.81	.36

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

2020 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,067.83	$1.90	.37%	$3.59	.70%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class C – actual return	1,000.00	1,063.65	5.68	1.11	7.37	1.44
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class T – actual return	1,000.00	1,069.25	.77	.15	2.46	.48
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class F-1 – actual return	1,000.00	1,068.27	1.95	.38	3.64	.71
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class F-2 – actual return	1,000.00	1,069.29	.51	.10	2.21	.43
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.16	.43
Class F-3 – actual return	1,000.00	1,069.86	.05	.01	1.74	.34
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class R-1 – actual return	1,000.00	1,064.04	5.83	1.14	7.52	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.35	1.47
Class R-2 – actual return	1,000.00	1,063.74	5.73	1.12	7.42	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.25	1.45
Class R-2E – actual return	1,000.00	1,065.65	4.20	.82	5.89	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.76	1.15
Class R-3 – actual return	1,000.00	1,066.45	3.43	.67	5.12	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.01	1.00
Class R-4 – actual return	1,000.00	1,068.42	1.90	.37	3.59	.70
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class R-5E – actual return	1,000.00	1,068.84	.82	.16	2.51	.49
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class R-5 – actual return	1,000.00	1,069.69	.36	.07	2.05	.40
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class R-6 – actual return	1,000.00	1,069.66	.05	.01	1.74	.34
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34

88	American Funds Target Date Retirement Series

2015 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,065.00	$1.89	.37%	$3.53	.69%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.46	.69
Class C – actual return	1,000.00	1,061.33	5.72	1.12	7.36	1.44
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.20	1.44
Class T – actual return	1,000.00	1,066.43	.82	.16	2.46	.48
Class T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class F-1 – actual return	1,000.00	1,065.12	1.95	.38	3.58	.70
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class F-2 – actual return	1,000.00	1,066.40	.51	.10	2.15	.42
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.11	.42
Class F-3 – actual return	1,000.00	1,066.93	.10	.02	1.74	.34
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.71	.34
Class R-1 – actual return	1,000.00	1,060.79	5.88	1.15	7.51	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.35	1.47
Class R-2 – actual return	1,000.00	1,061.53	5.78	1.13	7.41	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.25	1.45
Class R-2E – actual return	1,000.00	1,063.08	4.19	.82	5.83	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.71	1.14
Class R-3 – actual return	1,000.00	1,063.50	3.43	.67	5.07	.99
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.96	.99
Class R-4 – actual return	1,000.00	1,065.54	1.89	.37	3.53	.69
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.46	.69
Class R-5E – actual return	1,000.00	1,065.77	.82	.16	2.46	.48
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class R-5 – actual return	1,000.00	1,066.89	.36	.07	2.00	.39
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39
Class R-6 – actual return	1,000.00	1,066.84	.10	.02	1.74	.34
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.71	.34

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

2010 Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,062.20	$1.84	.36%	$3.48	.68%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class C – actual return	1,000.00	1,057.42	5.66	1.11	7.29	1.43
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.15	1.43
Class T – actual return	1,000.00	1,062.69	.82	.16	2.45	.48
Class T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class F-1 – actual return	1,000.00	1,061.40	1.99	.39	3.63	.71
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.56	.71
Class F-2 – actual return	1,000.00	1,063.64	.56	.11	2.20	.43
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.16	.43
Class F-3 – actual return	1,000.00	1,063.17	.15	.03	1.79	.35
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.76	.35
Class R-1 – actual return	1,000.00	1,057.26	5.92	1.16	7.55	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.40	1.48
Class R-2 – actual return	1,000.00	1,057.48	5.76	1.13	7.40	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.25	1.45
Class R-2E – actual return	1,000.00	1,058.50	4.24	.83	5.87	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	5.76	1.15
Class R-3 – actual return	1,000.00	1,059.30	3.47	.68	5.11	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.01	1.00
Class R-4 – actual return	1,000.00	1,062.06	1.94	.38	3.58	.70
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class R-5E – actual return	1,000.00	1,062.03	.87	.17	2.51	.49
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.46	.49
Class R-5 – actual return	1,000.00	1,063.24	.36	.07	2.00	.39
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39
Class R-6 – actual return	1,000.00	1,064.04	.10	.02	1.74	.34
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.71	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

90	American Funds Target Date Retirement Series

Approval of Investment Advisory and Service Agreement

American Funds Target Date Retirement Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2020. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They noted that depending on the proximity to its target date, each fund seeks to achieve the following objectives to varying degrees — growth, income and conservation of capital. Additionally, the funds increasingly emphasize income and conservation of capital by investing a greater portion of their assets in bond, equity-income and balanced funds as they approach and pass their target dates, and in this way the funds seek to balance total return and stability over time.

The board and the committee compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as market indexes and fund averages, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results. In addition to the applicable Lipper category, the board and the committee reviewed each fund’s investment results compared to the results for the Standard & Poor’s 500 Composite Index, the MSCI All Country World ex USA Index, the Bloomberg Barclays U.S. Aggregate Index, the Lipper Mixed-Asset Target Funds Average for the applicable retirement year, and the Standard & Poor’s Target Date Index for the applicable retirement year.

American Funds 2060 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were lower than the results of the S&P 500 Index, but compared favorably to the results of the other indexes.

American Funds 2055 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were lower than the results of the S&P 500 Index, but compared favorably to the results of the other indexes.

American Funds Target Date Retirement Series	91

American Funds 2050 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but compared favorably to the results of the other indexes.

American Funds 2045 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but compared favorably to the results of the other indexes.

American Funds 2040 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but compared favorably to the results of the other indexes.

American Funds 2035 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but compared favorably to the results of the other indexes.

American Funds 2030 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but generally compared favorably to the results of the other indexes.

American Funds 2025 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but generally compared favorably to the results of the other indexes for the longer term periods and were mixed for the shorter periods.

American Funds 2020 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but generally compared favorably to the results of the other indexes for the longer term periods and were mixed for the shorter periods.

American Funds 2015 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were mixed compared to the results of these indexes.

92	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund The board and the committee reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the fund’s investment results were lower than the results of the S&P 500 Index, but generally compared favorably to the results of the other indexes for the longer term periods and were mixed for the shorter periods.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average total expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

American Funds Target Date Retirement Series	93

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They also considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

94	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	99

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

100	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2019